UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Spartan®

500 Index

Fund -
Investor Class
Fidelity Advantage Class

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Investor Class
Actual	$ 1,000.00	$ 1,060.70	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,060.80	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Fidelity Advantage Class	.07%

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.2
General Electric Co.	2.8	3.0
Citigroup, Inc.	2.0	2.1
Microsoft Corp.	1.9	1.8
Bank of America Corp.	1.9	1.9
Procter & Gamble Co.	1.6	1.6
Johnson & Johnson	1.6	1.5
Pfizer, Inc.	1.5	1.6
American International Group, Inc.	1.4	1.4
Altria Group, Inc.	1.3	1.3
	19.3
Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	21.6
Information Technology	14.9	15.7
Health Care	12.0	12.1
Industrials	10.5	11.6
Consumer Discretionary	10.1	10.1
Energy	9.2	9.9
Consumer Staples	9.2	9.2
Telecommunication Services	3.4	3.2
Utilities	3.4	3.1
Materials	2.9	3.1

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (a)(d)	211,945	$ 3,249
Johnson Controls, Inc.	233,764	19,061
		22,310
Automobiles - 0.4%
Ford Motor Co. (d)	2,248,424	18,617
General Motors Corp.	676,087	23,609
Harley-Davidson, Inc.	313,438	21,511
		63,737
Distributors - 0.0%
Genuine Parts Co. (d)	204,769	9,321
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	167,281	6,183
H&R Block, Inc.	384,517	8,406
		14,589
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	531,906	25,968
Darden Restaurants, Inc.	174,640	7,317
Harrah's Entertainment, Inc.	222,113	16,510
Hilton Hotels Corp. (d)	461,142	13,336
International Game Technology	405,704	17,246
Marriott International, Inc. Class A	410,715	17,156
McDonald's Corp.	1,465,863	61,449
Starbucks Corp. (a)(d)	903,748	34,116
Starwood Hotels & Resorts Worldwide, Inc. (d)	260,352	15,553
Wendy's International, Inc.	140,654	4,867
Wyndham Worldwide Corp. (a)	239,498	7,065
Yum! Brands, Inc.	323,605	19,242
		239,825
Household Durables - 0.6%
Black & Decker Corp. (d)	88,510	7,424
Centex Corp.	141,676	7,410
D.R. Horton, Inc.	325,620	7,629
Fortune Brands, Inc.	180,289	13,873
Harman International Industries, Inc.	77,904	7,973
KB Home	93,873	4,219
Leggett & Platt, Inc.	215,946	5,042
Lennar Corp. Class A	165,443	7,855
Newell Rubbermaid, Inc. (d)	330,986	9,526
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc. (d)	253,020	$ 7,841
Snap-On, Inc.	69,390	3,263
The Stanley Works (d)	96,726	4,609
Whirlpool Corp.	93,502	8,128
		94,792
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)(d)	375,581	14,306
Leisure Equipment & Products - 0.2%
Brunswick Corp. (d)	110,840	3,491
Eastman Kodak Co.	343,361	8,378
Hasbro, Inc.	195,535	5,068
Mattel, Inc.	451,839	10,225
		27,162
Media - 3.4%
CBS Corp. Class B	933,116	27,004
Clear Channel Communications, Inc.	593,238	20,674
Comcast Corp. Class A	2,501,576	101,739
Dow Jones & Co., Inc.	77,677	2,726
E.W. Scripps Co. Class A	99,611	4,927
Gannett Co., Inc.	282,546	16,710
Interpublic Group of Companies, Inc. (d)	526,908	5,749
McGraw-Hill Companies, Inc.	420,636	26,992
Meredith Corp.	46,545	2,444
News Corp. Class A	2,793,107	58,236
Omnicom Group, Inc.	205,357	20,833
The New York Times Co. Class A	172,708	4,174
The Walt Disney Co.	2,498,407	78,600
Time Warner, Inc. (d)	4,861,349	97,276
Tribune Co. (d)	227,884	7,595
Univision Communications, Inc. Class A (a)(d)	299,907	10,515
Viacom, Inc. Class B (non-vtg.) (a)	848,038	33,006
		519,200
Multiline Retail - 1.2%
Big Lots, Inc. (a)(d)	130,132	2,743
Dillard's, Inc. Class A	72,268	2,180
Dollar General Corp.	372,893	5,232
Family Dollar Stores, Inc.	181,252	5,338
Federated Department Stores, Inc.	649,713	28,529
JCPenney Co., Inc. (d)	268,002	20,162
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp. (a)	391,347	$ 27,629
Nordstrom, Inc. (d)	273,004	12,927
Sears Holdings Corp. (a)	99,429	17,347
Target Corp.	1,026,420	60,744
		182,831
Specialty Retail - 2.0%
AutoNation, Inc. (a)(d)	183,306	3,675
AutoZone, Inc. (a)	63,052	7,062
Bed Bath & Beyond, Inc. (a)	337,353	13,592
Best Buy Co., Inc.	485,987	26,851
Circuit City Stores, Inc.	168,532	4,547
Gap, Inc.	643,717	13,531
Home Depot, Inc.	2,467,210	92,101
Limited Brands, Inc. (d)	406,009	11,965
Lowe's Companies, Inc.	1,826,372	55,047
Office Depot, Inc. (a)	338,609	14,218
OfficeMax, Inc. (d)	88,687	4,220
RadioShack Corp. (d)	162,217	2,894
Sherwin-Williams Co.	134,696	7,978
Staples, Inc. (d)	868,401	22,396
Tiffany & Co., Inc.	165,132	5,899
TJX Companies, Inc.	537,299	15,555
		301,531
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	437,327	17,336
Jones Apparel Group, Inc.	134,864	4,504
Liz Claiborne, Inc.	123,327	5,201
NIKE, Inc. Class B (d)	228,963	21,037
VF Corp.	106,071	8,062
		56,140
TOTAL CONSUMER DISCRETIONARY		1,545,744
CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	918,866	43,573
Brown-Forman Corp. Class B (non-vtg.)	93,869	6,776
Coca-Cola Enterprises, Inc.	329,438	6,599
Constellation Brands, Inc. Class A (sub. vtg.) (d)	252,077	6,930
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	54,568	$ 3,884
Pepsi Bottling Group, Inc.	162,372	5,134
PepsiCo, Inc.	1,970,713	125,022
The Coca-Cola Co.	2,435,992	113,810
		311,728
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	559,379	29,860
CVS Corp. (d)	981,867	30,811
Kroger Co.	863,641	19,423
Safeway, Inc.	531,443	15,603
SUPERVALU, Inc.	252,970	8,449
Sysco Corp.	739,345	25,862
Wal-Mart Stores, Inc.	2,940,182	144,892
Walgreen Co.	1,204,898	52,630
Whole Foods Market, Inc. (d)	168,758	10,774
		338,304
Food Products - 1.1%
Archer-Daniels-Midland Co.	783,797	30,176
Campbell Soup Co. (d)	275,658	10,304
ConAgra Foods, Inc.	610,620	15,968
Dean Foods Co. (a)	159,550	6,684
General Mills, Inc.	421,726	23,962
H.J. Heinz Co.	396,228	16,705
Hershey Co. (d)	209,932	11,108
Kellogg Co.	298,742	15,030
McCormick & Co., Inc. (non-vtg.)	157,594	5,894
Sara Lee Corp. (d)	908,612	15,537
Tyson Foods, Inc. Class A (d)	301,175	4,352
Wm. Wrigley Jr. Co.	262,073	13,615
		169,335
Household Products - 2.2%
Clorox Co.	180,680	11,665
Colgate-Palmolive Co.	617,291	39,488
Kimberly-Clark Corp.	547,704	36,433
Procter & Gamble Co.	3,795,269	240,582
		328,168
Personal Products - 0.2%
Alberto-Culver Co.	93,285	4,740
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	535,120	$ 16,273
Estee Lauder Companies, Inc. Class A	154,419	6,237
		27,250
Tobacco - 1.5%
Altria Group, Inc.	2,502,365	203,517
Reynolds American, Inc. (d)	204,899	12,941
UST, Inc.	192,239	10,296
		226,754
TOTAL CONSUMER STAPLES		1,401,539
ENERGY - 9.2%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	393,208	27,151
BJ Services Co.	357,586	10,785
Halliburton Co.	1,232,565	39,873
Nabors Industries Ltd. (a)	377,762	11,665
National Oilwell Varco, Inc. (a)(d)	209,634	12,662
Noble Corp.	163,942	11,492
Rowan Companies, Inc. (d)	131,959	4,405
Schlumberger Ltd. (NY Shares) (d)	1,415,312	89,278
Smith International, Inc.	239,638	9,461
Transocean, Inc. (a)	376,612	27,319
Weatherford International Ltd. (a)	413,592	16,990
		261,081
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	549,215	25,495
Apache Corp.	393,550	25,707
Chesapeake Energy Corp. (d)	452,296	14,672
Chevron Corp.	2,627,316	176,556
ConocoPhillips	1,969,666	118,653
CONSOL Energy, Inc.	219,165	7,756
Devon Energy Corp.	527,201	35,238
El Paso Corp.	831,887	11,397
EOG Resources, Inc.	289,998	19,294
Exxon Mobil Corp.	7,106,172	507,528
Hess Corp. (d)	288,376	12,227
Kinder Morgan, Inc.	128,065	13,460
Marathon Oil Corp.	428,126	36,990
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	223,336	$ 10,533
Occidental Petroleum Corp.	1,029,816	48,340
Sunoco, Inc.	155,882	10,308
Valero Energy Corp.	732,572	38,335
Williams Companies, Inc.	712,176	17,398
XTO Energy, Inc.	437,168	20,398
		1,150,285
TOTAL ENERGY		1,411,366
FINANCIALS - 21.4%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	291,371	15,006
Bank of New York Co., Inc.	912,192	31,352
Bear Stearns Companies, Inc.	143,894	21,778
Charles Schwab Corp.	1,236,118	22,522
E*TRADE Financial Corp. (a)	510,633	11,888
Federated Investors, Inc. Class B (non-vtg.)	108,286	3,713
Franklin Resources, Inc.	199,264	22,708
Goldman Sachs Group, Inc.	516,018	97,935
Janus Capital Group, Inc.	247,041	4,961
Legg Mason, Inc.	156,764	14,112
Lehman Brothers Holdings, Inc.	642,146	49,985
Mellon Financial Corp.	491,804	19,082
Merrill Lynch & Co., Inc.	1,059,626	92,633
Morgan Stanley	1,281,342	97,933
Northern Trust Corp.	224,012	13,154
State Street Corp.	395,824	25,424
T. Rowe Price Group, Inc.	312,790	14,798
		558,984
Commercial Banks - 4.2%
AmSouth Bancorp.	422,113	12,756
BB&T Corp. (d)	641,940	27,937
Comerica, Inc.	193,895	11,283
Commerce Bancorp, Inc., New Jersey (d)	222,926	7,785
Compass Bancshares, Inc.	154,665	8,701
Fifth Third Bancorp	666,866	26,575
First Horizon National Corp.	148,157	5,826
Huntington Bancshares, Inc.	283,929	6,931
KeyCorp	482,073	17,904
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	92,883	$ 11,314
Marshall & Ilsley Corp.	303,967	14,572
National City Corp. (d)	723,007	26,932
North Fork Bancorp, Inc., New York	556,830	15,914
PNC Financial Services Group, Inc. (d)	351,970	24,648
Regions Financial Corp.	533,269	20,238
SunTrust Banks, Inc. (d)	436,063	34,445
Synovus Financial Corp. (d)	387,323	11,380
U.S. Bancorp, Delaware	2,124,323	71,887
Wachovia Corp.	2,287,722	126,969
Wells Fargo & Co.	4,024,932	146,065
Zions Bancorp	127,514	10,252
		640,314
Consumer Finance - 0.9%
American Express Co.	1,452,154	83,949
Capital One Financial Corp.	365,920	29,028
SLM Corp.	490,129	23,859
		136,836
Diversified Financial Services - 5.5%
Bank of America Corp.	5,409,909	291,432
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	42,519	21,302
CIT Group, Inc.	237,674	12,371
Citigroup, Inc.	5,909,635	296,427
JPMorgan Chase & Co.	4,149,493	196,852
Moody's Corp.	283,049	18,766
		837,150
Insurance - 4.6%
ACE Ltd.	388,704	22,253
AFLAC, Inc.	593,233	26,648
Allstate Corp.	752,466	46,171
AMBAC Financial Group, Inc.	126,607	10,570
American International Group, Inc.	3,106,374	208,655
Aon Corp.	375,896	13,077
Cincinnati Financial Corp.	207,061	9,452
Genworth Financial, Inc. Class A (non-vtg.)	543,877	18,187
Hartford Financial Services Group, Inc.	363,675	31,702
Lincoln National Corp.	343,216	21,729
Loews Corp.	546,375	21,265
Marsh & McLennan Companies, Inc.	657,899	19,369
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	161,081	$ 9,990
MetLife, Inc.	907,724	51,858
Principal Financial Group, Inc.	321,886	18,183
Progressive Corp.	923,067	22,311
Prudential Financial, Inc.	579,734	44,599
SAFECO Corp.	139,085	8,093
The Chubb Corp.	491,051	26,099
The St. Paul Travelers Companies, Inc.	825,887	42,228
Torchmark Corp.	118,263	7,294
UnumProvident Corp.	409,421	8,098
XL Capital Ltd. Class A	215,510	15,204
		703,035
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	116,388	6,671
Archstone-Smith Trust	256,094	15,419
Boston Properties, Inc.	136,622	14,595
Equity Office Properties Trust	418,513	17,787
Equity Residential (SBI) (d)	347,788	18,993
Kimco Realty Corp.	258,886	11,502
Plum Creek Timber Co., Inc. (d)	214,219	7,699
ProLogis Trust	292,990	18,537
Public Storage, Inc. (d)	144,945	13,003
Simon Property Group, Inc. (d)	264,371	25,670
Vornado Realty Trust	145,688	17,373
		167,249
Real Estate Management & Development - 0.0%
Realogy Corp. (a)(d)	255,146	6,578
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	731,562	27,887
Fannie Mae	1,156,963	68,562
Freddie Mac	825,972	56,984
MGIC Investment Corp.	100,959	5,932
Sovereign Bancorp, Inc.	428,674	10,228
Washington Mutual, Inc.	1,151,684	48,716
		218,309
TOTAL FINANCIALS		3,268,455
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 12.0%
Biotechnology - 1.3%
Amgen, Inc. (a)(d)	1,399,216	$ 106,214
Biogen Idec, Inc. (a)	410,707	19,550
Genzyme Corp. (a)	312,430	21,092
Gilead Sciences, Inc. (a)	546,075	37,625
MedImmune, Inc. (a)	286,199	9,170
		193,651
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc. (d)	64,272	3,441
Baxter International, Inc.	779,818	35,848
Becton, Dickinson & Co.	292,487	20,483
Biomet, Inc.	292,653	11,074
Boston Scientific Corp. (a)	1,408,039	22,402
C.R. Bard, Inc. (d)	123,733	10,141
Hospira, Inc. (a)	187,669	6,822
Medtronic, Inc.	1,373,842	66,879
St. Jude Medical, Inc. (a)	421,531	14,480
Stryker Corp.	354,759	18,550
Zimmer Holdings, Inc. (a)(d)	290,160	20,894
		231,014
Health Care Providers & Services - 2.5%
Aetna, Inc.	654,681	26,986
AmerisourceBergen Corp.	240,935	11,372
Cardinal Health, Inc.	484,725	31,725
Caremark Rx, Inc.	510,294	25,122
CIGNA Corp.	132,555	15,506
Coventry Health Care, Inc. (a)	189,935	8,917
Express Scripts, Inc. (a)(d)	164,654	10,492
HCA, Inc. (d)	506,720	25,599
Health Management Associates, Inc. Class A	287,216	5,658
Humana, Inc. (a)	197,306	11,838
Laboratory Corp. of America Holdings (a)(d)	149,655	10,250
Manor Care, Inc.	88,049	4,225
McKesson Corp.	357,800	17,922
Medco Health Solutions, Inc. (a)	351,346	18,797
Patterson Companies, Inc. (a)(d)	166,096	5,456
Quest Diagnostics, Inc.	193,224	9,611
Tenet Healthcare Corp. (a)(d)	563,375	3,977
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	1,610,102	$ 78,541
WellPoint, Inc. (a)	740,859	56,542
		378,536
Health Care Technology - 0.0%
IMS Health, Inc.	240,856	6,708
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	217,841	8,125
Fisher Scientific International, Inc. (a)	148,720	12,733
Millipore Corp. (a)(d)	63,686	4,110
PerkinElmer, Inc.	150,128	3,207
Thermo Electron Corp. (a)(d)	188,376	8,076
Waters Corp. (a)	122,459	6,098
		42,349
Pharmaceuticals - 6.4%
Abbott Laboratories	1,826,230	86,764
Allergan, Inc.	180,252	20,819
Barr Pharmaceuticals, Inc. (a)	127,056	6,654
Bristol-Myers Squibb Co.	2,350,662	58,179
Eli Lilly & Co.	1,175,542	65,842
Forest Laboratories, Inc. (a)(d)	380,074	18,601
Johnson & Johnson (d)	3,496,360	235,655
King Pharmaceuticals, Inc. (a)(d)	290,581	4,861
Merck & Co., Inc.	2,601,186	118,146
Mylan Laboratories, Inc.	251,988	5,166
Pfizer, Inc.	8,715,674	232,273
Schering-Plough Corp.	1,770,667	39,203
Watson Pharmaceuticals, Inc. (a)	122,185	3,288
Wyeth	1,608,502	82,082
		977,533
TOTAL HEALTH CARE		1,829,791
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.3%
General Dynamics Corp.	482,204	34,285
Goodrich Corp.	149,078	6,573
Honeywell International, Inc.	978,903	41,231
L-3 Communications Holdings, Inc.	147,062	11,841
Lockheed Martin Corp.	425,595	36,997
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	411,808	$ 27,340
Raytheon Co.	536,365	26,791
Rockwell Collins, Inc.	204,890	11,900
The Boeing Co.	950,177	75,881
United Technologies Corp.	1,208,990	79,455
		352,294
Air Freight & Logistics - 0.9%
FedEx Corp.	366,260	41,951
United Parcel Service, Inc. Class B	1,292,171	97,365
		139,316
Airlines - 0.1%
Southwest Airlines Co.	939,620	14,122
Building Products - 0.1%
American Standard Companies, Inc.	208,569	9,238
Masco Corp. (d)	475,860	13,158
		22,396
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (d)	303,174	3,684
Avery Dennison Corp.	112,843	7,125
Cintas Corp.	163,238	6,758
Equifax, Inc.	151,363	5,756
Monster Worldwide, Inc. (a)	153,443	6,216
Pitney Bowes, Inc. (d)	264,806	12,369
R.R. Donnelley & Sons Co.	258,549	8,754
Robert Half International, Inc. (d)	204,773	7,484
Waste Management, Inc.	646,069	24,215
		82,361
Construction & Engineering - 0.1%
Fluor Corp. (d)	104,695	8,211
Electrical Equipment - 0.5%
American Power Conversion Corp. (d)	202,642	6,126
Cooper Industries Ltd. Class A	109,417	9,787
Emerson Electric Co. (d)	487,332	41,131
Rockwell Automation, Inc.	210,302	13,039
		70,083
Industrial Conglomerates - 3.9%
3M Co.	900,363	70,985
General Electric Co.	12,339,798	433,250
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	150,922	$ 13,723
Tyco International Ltd.	2,408,244	70,875
		588,833
Machinery - 1.4%
Caterpillar, Inc.	783,834	47,587
Cummins, Inc.	62,823	7,977
Danaher Corp.	282,840	20,299
Deere & Co.	276,356	23,526
Dover Corp.	243,279	11,556
Eaton Corp.	179,299	12,987
Illinois Tool Works, Inc.	502,320	24,076
Ingersoll-Rand Co. Ltd. Class A	384,588	14,118
ITT Industries, Inc.	220,747	12,006
Navistar International Corp. (a)(d)	73,745	2,045
PACCAR, Inc.	298,010	17,645
Pall Corp.	149,216	4,760
Parker Hannifin Corp.	143,698	12,017
		210,599
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	432,663	33,544
CSX Corp.	530,164	18,911
Norfolk Southern Corp.	494,652	26,004
Ryder System, Inc.	74,088	3,901
Union Pacific Corp.	321,962	29,179
		111,539
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	89,996	6,550
TOTAL INDUSTRIALS		1,606,304
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)(d)	140,129	2,005
Avaya, Inc. (a)	546,227	6,997
Ciena Corp. (a)	100,932	2,373
Cisco Systems, Inc. (a)	7,297,027	176,077
Comverse Technology, Inc. (a)(d)	241,462	5,257
Corning, Inc. (a)	1,864,445	38,091
JDS Uniphase Corp. (a)(d)	251,746	3,658
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	676,257	$ 11,645
Lucent Technologies, Inc. (a)(d)	5,357,478	13,019
Motorola, Inc.	2,928,597	67,533
QUALCOMM, Inc.	1,974,555	71,854
Tellabs, Inc. (a)	535,148	5,640
		404,149
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	1,016,636	82,429
Dell, Inc. (a)	2,715,323	66,064
EMC Corp. (a)	2,747,447	33,656
Hewlett-Packard Co.	3,273,953	126,833
International Business Machines Corp.	1,819,096	167,957
Lexmark International, Inc. Class A (a)(d)	119,881	7,623
NCR Corp. (a)	215,398	8,943
Network Appliance, Inc. (a)	445,158	16,248
QLogic Corp. (a)(d)	190,460	3,920
SanDisk Corp. (a)(d)	234,233	11,267
Sun Microsystems, Inc. (a)	4,194,716	22,777
		547,717
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	488,505	17,391
Jabil Circuit, Inc. (d)	220,766	6,338
Molex, Inc.	169,046	5,900
Sanmina-SCI Corp. (a)	636,909	2,516
Solectron Corp. (a)	1,093,199	3,651
Symbol Technologies, Inc.	303,536	4,532
Tektronix, Inc.	100,072	3,039
		43,367
Internet Software & Services - 1.4%
eBay, Inc. (a)(d)	1,404,244	45,118
Google, Inc. Class A (sub. vtg.) (a)(d)	254,668	121,321
VeriSign, Inc. (a)	293,021	6,060
Yahoo!, Inc. (a)(d)	1,485,862	39,138
		211,637
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	141,732	7,580
Automatic Data Processing, Inc. (d)	664,088	32,833
Computer Sciences Corp. (a)	205,263	10,848
Convergys Corp. (a)(d)	165,964	3,520
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Electronic Data Systems Corp.	618,722	$ 15,672
First Data Corp.	914,622	22,180
Fiserv, Inc. (a)	208,264	10,288
Paychex, Inc.	404,615	15,974
Sabre Holdings Corp. Class A	157,544	4,005
Unisys Corp. (a)	410,920	2,687
Western Union Co. (a)	914,622	20,167
		145,754
Office Electronics - 0.1%
Xerox Corp. (a)	1,169,288	19,878
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	648,358	13,791
Altera Corp. (a)	429,478	7,920
Analog Devices, Inc. (d)	421,773	13,421
Applied Materials, Inc.	1,660,210	28,871
Broadcom Corp. Class A (a)(d)	560,559	16,968
Freescale Semiconductor, Inc. Class B (a)	484,911	19,072
Intel Corp.	6,894,651	147,132
KLA-Tencor Corp.	237,973	11,701
Linear Technology Corp.	360,085	11,206
LSI Logic Corp. (a)	477,639	4,800
Maxim Integrated Products, Inc. (d)	383,330	11,504
Micron Technology, Inc. (a)(d)	872,447	12,607
National Semiconductor Corp. (d)	355,819	8,643
Novellus Systems, Inc. (a)(d)	147,318	4,073
NVIDIA Corp. (a)(d)	421,369	14,693
PMC-Sierra, Inc. (a)(d)	249,818	1,656
Teradyne, Inc. (a)(d)	235,493	3,302
Texas Instruments, Inc.	1,831,941	55,288
Xilinx, Inc.	406,260	10,364
		397,012
Software - 3.4%
Adobe Systems, Inc. (a)	692,309	26,481
Autodesk, Inc. (a)(d)	276,957	10,178
BMC Software, Inc. (a)(d)	245,006	7,426
CA, Inc.	490,871	12,154
Citrix Systems, Inc. (a)	219,710	6,488
Compuware Corp. (a)	445,285	3,580
Electronic Arts, Inc. (a)	366,565	19,388
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	408,439	$ 14,418
Microsoft Corp.	10,324,277	296,410
Novell, Inc. (a)	405,229	2,431
Oracle Corp. (a)	4,821,371	89,051
Parametric Technology Corp. (a)	133,455	2,608
Symantec Corp. (a)(d)	1,182,405	23,459
		514,072
TOTAL INFORMATION TECHNOLOGY		2,283,586
MATERIALS - 2.9%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	263,377	18,349
Ashland, Inc.	75,642	4,470
Dow Chemical Co.	1,146,726	46,775
E.I. du Pont de Nemours & Co.	1,101,842	50,464
Eastman Chemical Co.	98,331	5,990
Ecolab, Inc.	213,551	9,685
Hercules, Inc. (a)(d)	135,474	2,466
International Flavors & Fragrances, Inc. (d)	94,291	4,005
Monsanto Co.	648,826	28,691
PPG Industries, Inc.	197,437	13,505
Praxair, Inc.	385,323	23,216
Rohm & Haas Co.	171,592	8,892
Sigma Aldrich Corp.	79,339	5,959
		222,467
Construction Materials - 0.1%
Vulcan Materials Co. (d)	115,344	9,398
Containers & Packaging - 0.2%
Ball Corp. (d)	124,559	5,180
Bemis Co., Inc.	125,313	4,213
Pactiv Corp. (a)	164,933	5,087
Sealed Air Corp. (d)	96,908	5,768
Temple-Inland, Inc.	129,993	5,127
		25,375
Metals & Mining - 0.9%
Alcoa, Inc.	1,036,215	29,957
Allegheny Technologies, Inc.	120,243	9,467
Freeport-McMoRan Copper & Gold, Inc. Class B	234,834	14,203
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	537,508	$ 24,333
Nucor Corp.	368,542	21,527
Phelps Dodge Corp.	243,823	24,475
United States Steel Corp.	147,115	9,945
		133,907
Paper & Forest Products - 0.3%
International Paper Co.	543,406	18,123
Louisiana-Pacific Corp.	125,765	2,488
MeadWestvaco Corp.	216,564	5,960
Weyerhaeuser Co.	294,351	18,718
		45,289
TOTAL MATERIALS		436,436
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.8%
AT&T, Inc. (d)	4,548,148	155,774
BellSouth Corp.	2,241,941	101,112
CenturyTel, Inc.	139,148	5,599
Citizens Communications Co.	383,501	5,622
Embarq Corp.	178,245	8,618
Qwest Communications International, Inc. (a)(d)	1,912,996	16,509
Verizon Communications, Inc. (d)	3,464,924	128,202
Windstream Corp.	566,701	7,775
		429,211
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	463,958	24,734
Sprint Nextel Corp.	3,570,953	66,741
		91,475
TOTAL TELECOMMUNICATION SERVICES		520,686
UTILITIES - 3.4%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	196,740	8,466
American Electric Power Co., Inc.	470,929	19,511
Edison International	389,451	17,307
Entergy Corp.	249,055	21,376
Exelon Corp.	800,259	49,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	394,262	$ 23,202
FPL Group, Inc. (d)	483,413	24,654
Pinnacle West Capital Corp.	118,909	5,685
PPL Corp.	455,404	15,721
Progress Energy, Inc.	302,834	13,930
Southern Co.	887,275	32,297
		231,749
Gas Utilities - 0.0%
Nicor, Inc.	53,236	2,447
Peoples Energy Corp.	45,985	2,009
		4,456
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	790,623	17,386
Constellation Energy Group, Inc.	214,753	13,401
Dynegy, Inc. Class A (a)	452,112	2,749
TXU Corp. (d)	551,496	34,816
		68,352
Multi-Utilities - 1.4%
Ameren Corp. (d)	246,079	13,313
CenterPoint Energy, Inc.	372,664	5,769
CMS Energy Corp. (a)(d)	264,870	3,944
Consolidated Edison, Inc.	294,609	14,244
Dominion Resources, Inc.	421,769	34,159
DTE Energy Co. (d)	212,483	9,653
Duke Energy Corp.	1,497,760	47,389
KeySpan Corp.	209,210	8,490
NiSource, Inc.	326,085	7,588
PG&E Corp.	416,053	17,949
Public Service Enterprise Group, Inc.	300,891	18,369
Sempra Energy (d)	312,236	16,561
TECO Energy, Inc.	249,702	4,118
Xcel Energy, Inc.	485,264	10,710
		212,256
TOTAL UTILITIES		516,813
TOTAL COMMON STOCKS (Cost $10,868,108)		14,820,720
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 4.78% to 5% 12/21/06 (e) (Cost $22,346)	$ 22,500	$ 22,345
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 5.34% (b)	417,470,476	417,470
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	444,376,593	444,377
TOTAL MONEY MARKET FUNDS (Cost $861,847)		861,847
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $11,752,301)		15,704,912
NET OTHER ASSETS - (2.8)%		(425,423)
NET ASSETS - 100%		$ 15,279,489
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,323 S&P 500 Index Contracts	Dec. 2006	$ 457,493	$ 16,813
The face value of futures purchased as a percentage of net assets - 3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $21,352,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,213
Fidelity Securities Lending Cash Central Fund	367
Total	$ 4,580
Income Tax Information
At April 30, 2006, the fund had a capital loss carryforward of approximately $77,280,000 all of which will expire on April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $427,642) - See accompanying schedule: Unaffiliated issuers (cost $10,890,454)	$ 14,843,065
Fidelity Central Funds (cost $861,847)	861,847
Total Investments (cost $11,752,301)		$ 15,704,912
Receivable for investments sold		387
Receivable for fund shares sold		14,951
Dividends receivable		12,758
Interest receivable		1,675
Receivable for daily variation on futures contracts		1
Other receivables		194
Total assets		15,734,878

Liabilities
Payable for investments purchased	$ 387
Payable for fund shares redeemed	9,424
Accrued management fee	878
Other affiliated payables	323
Collateral on securities loaned, at value	444,377
Total liabilities		455,389

Net Assets		$ 15,279,489
Net Assets consist of:
Paid in capital		$ 11,284,438
Undistributed net investment income		124,084
Accumulated undistributed net realized gain (loss) on investments		(98,457)
Net unrealized appreciation (depreciation) on investments		3,969,424
Net Assets		$ 15,279,489

Investor Class: Net Asset Value, offering price and redemption price per share ($7,552,485 ÷ 78,777 shares)		$ 95.87
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($7,727,004 ÷ 80,587 shares)		$ 95.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)

Investment Income
Dividends		$ 127,270
Interest		249
Income from Fidelity Central Funds		4,580
Total income		132,099

Expenses
Management fee	$ 4,898
Transfer agent fees	1,062
Independent trustees' compensation	26
Depreciation in deferred trustee compensation account	(1)
Miscellaneous	18
Total expenses before reductions	6,003
Expense reductions	(52)	5,951
Net investment income (loss)		126,148
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,378
Futures contracts	1,186
Total net realized gain (loss)		50,564
Change in net unrealized appreciation (depreciation) on: Investment securities	674,377
Futures contracts	16,697
Total change in net unrealized appreciation (depreciation)		691,074
Net gain (loss)		741,638
Net increase (decrease) in net assets resulting from operations		$ 867,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,148	$ 235,233
Net realized gain (loss)	50,564	364,657
Change in net unrealized appreciation (depreciation)	691,074	1,264,489
Net increase (decrease) in net assets resulting from operations	867,786	1,864,379
Distributions to shareholders from net investment income	(68,550)	(210,865)
Share transactions - net increase (decrease)	469,841	324,647
Redemption fees	93	354
Total increase (decrease) in net assets	1,269,170	1,978,515

Net Assets
Beginning of period	14,010,319	12,031,804
End of period (including undistributed net investment income of $124,084 and undistributed net investment income of $91,024, respectively)	$ 15,279,489	$ 14,010,319

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 90.83	$ 80.02	$ 76.63	$ 63.37	$ 74.28	$ 86.16
Income from Investment Operations
Net investment income (loss) D	.80	1.51	1.54 G	1.10	1.02	.96
Net realized and unrealized gain (loss)	4.68	10.68	3.26	13.18	(10.95)	(11.88)
Total from investment operations	5.48	12.19	4.80	14.28	(9.93)	(10.92)
Distributions from net investment income	(.44)	(1.38)	(1.41)	(1.02)	(.99)	(.96)
Redemption fees added to paid in capital D	-I	-I	-I	-I	.01	-I
Net asset value, end of period	$ 95.87	$ 90.83	$ 80.02	$ 76.63	$ 63.37	$ 74.28
Total Return B,C	6.07%	15.34%	6.25%	22.65%	(13.38)%	(12.77)%
Ratios to Average Net Assets E,H
Expenses before reductions	.10% A	.10%	.32%	.39%	.41%	.39%
Expenses net of fee waivers, if any	.10% A	.10%	.13%	.19%	.19%	.19%
Expenses net of all reductions	.10% A	.10%	.13%	.19%	.19%	.19%
Net investment income (loss)	1.79% A	1.77%	1.94%G	1.51%	1.62%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 7,552	$ 7,247	$ 12,032	$ 10,194	$ 7,270	$ 8,421
Portfolio turnover rate F	5% A	7%	4%	4%	9%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 90.84	$ 82.30
Income from Investment Operations
Net investment income (loss) D	.82	.87
Net realized and unrealized gain (loss)	4.67	8.61
Total from investment operations	5.49	9.48
Distributions from net investment income	(.45)	(.94)
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 95.88	$ 90.84
Total Return B,C	6.08%	11.56%
Ratios to Average Net AssetsE,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	1.82% A	1.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 7,727	$ 6,763
Portfolio turnover rate F	5% A	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Investor Class and Fidelity Advantage Class (Advantage Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,901,661
Unrealized depreciation	(1,024,273)
Net unrealized appreciation (depreciation)	$ 3,877,388
Cost for federal income tax purposes	$ 11,827,524

Short-Term Trading (Redemption) Fees. During the period, shares held in the Fund less than 90 days were subject to a redemption fee equal to.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital. On July 20, 2006, the Board of Trustees approved the removal of the redemption fee beginning July 24, 2006 for shares redeemed from accounts held directly with Fidelity, and on or before September 1, 2006 for shares redeemed through intermediaries.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $494,496 and $344,780, respectively.

Securities received on an in-kind basis aggregated $23,992.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $367.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expense by $31 and reduced transfer agent fee by $21.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2006	Year ended April 30, 2006 A
From net investment income
Investor Class	$ 34,643	$ 144,378
Advantage Class	33,907	66,487
Total	$ 68,550	$ 210,865

A Distributions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2006	Year ended April 30, 2006 A	Six months ended October 31, 2006	Year ended April 30, 2006 A
Investor Class
Shares sold	6,965	20,789	$ 631,129	$ 1,770,157
Conversions to Advantage Class	-	(66,836)	-	(5,500,576)
Reinvestment of distributions	371	1,596	32,993	135,676
Shares redeemed	(8,343)	(26,132)	(751,391)	(2,247,074)
Net increase (decrease)	(1,007)	(70,583)	$ (87,269)	$ (5,841,817)
Advantage Class
Shares sold	11,849	13,911	$ 1,071,593	$ 1,220,593
Conversions to Advantage Class	-	66,836	-	5,500,576
Reinvestment of distributions	343	689	30,504	60,215
Shares redeemed	(6,058)	(6,983)	(544,987)	(614,920)
Net increase (decrease)	6,134	74,453	$ 557,110	$ 6,166,464

A Share transactions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Investor Class, as well as the fund's relative investment performance for Investor Class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Fidelity Advantage Class of the fund had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Investor Class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Investor Class of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Spartan 500 Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved contractual arrangements for the fund (effective October 1, 2005) that (i) oblige FMR to pay all class-level expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMI-USAN-1206
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Actual	$ 1,000.00	$ 952.30	$ 5.02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.06	$ 5.19

* Expenses are equal to the Fund's annualized expense ratio of 1.02%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
The Children's Place Retail Stores, Inc.	4.1	3.3
Cerner Corp.	2.7	0.8
Ingram Micro, Inc. Class A	2.0	2.2
Per-Se Technologies, Inc.	1.5	1.6
Penn National Gaming, Inc.	1.3	1.3
Gamestop Corp. Class A	1.3	1.1
AAR Corp.	1.2	0.9
Insight Enterprises, Inc.	1.2	1.0
PRA International	1.2	0.0
Healthways, Inc.	1.2	1.5
	17.7
Top Five Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.1	35.8
Consumer Discretionary	20.1	19.5
Health Care	17.8	15.8
Industrials	12.7	14.1
Financials	5.6	6.9
Asset Allocation (% of fund's net assets)
As of October 31, 2006*		As of April 30, 2006**
	Stocks 90.1%		Stocks 97.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 9.8%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	16.9%	** Foreign investments	20.6%

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.7%
Amerigon, Inc. (a)(e)	2,124,181	$ 18,544
LKQ Corp. (a)	569,173	13,171
		31,715
Distributors - 0.5%
Keystone Automotive Industries, Inc. (a)	594,961	22,882
Diversified Consumer Services - 0.4%
Carriage Services, Inc. Class A (e)	1,185,250	5,606
Service Corp. International (SCI)	1,681,100	15,332
		20,938
Hotels, Restaurants & Leisure - 2.5%
Domino's Pizza, Inc.	724,300	19,686
Famous Dave's of America, Inc. (a)(e)	1,059,388	17,978
Paddy Power PLC (Ireland)	800,000	14,959
Penn National Gaming, Inc. (a)	1,653,280	60,460
Six Flags, Inc. (d)	691,537	3,942
		117,025
Household Durables - 2.8%
Directed Electronics, Inc.	1,005,679	13,828
Ethan Allen Interiors, Inc. (d)	499,300	17,785
Fourlis Holdings SA	1,338,791	25,974
Furniture Brands International, Inc. (d)	848,200	15,777
Interface, Inc. Class A (a)	1,533,844	22,317
Jarden Corp. (a)	475,000	17,091
Lifetime Brands, Inc. (d)(e)	884,227	18,118
Samson Holding Ltd.	469,000	229
		131,119
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)(d)	500,000	20,145
Leisure Equipment & Products - 0.8%
Jumbo SA	2,164,400	37,296
Media - 1.6%
Adlink Internet Media AG (a)(d)	477,045	8,585
Harris Interactive, Inc. (a)	2,655,809	17,741
Live Nation, Inc. (a)	1,080,439	22,970
Next Fifteen Communications Group plc	170,000	213
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	2,436,095	25,847
		75,356
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 8.1%
Eddie Bauer Holdings, Inc. (a)	1,128,442	$ 8,350
Forzani Group Ltd. Class A (a)	1,050,000	16,396
Gamestop Corp.:
Class A (a)	1,177,063	60,101
Class B (a)	320,719	15,956
La Senza Corp. (sub. vtg.)	844,100	23,737
OfficeMax, Inc.	375,200	17,852
The Children's Place Retail Stores, Inc. (a)(e)	2,780,440	195,155
The Game Group PLC	2,122,133	3,552
The Men's Wearhouse, Inc.	1,101,500	43,895
		384,994
Textiles, Apparel & Luxury Goods - 2.3%
Gildan Activewear, Inc. Class A (a)	855,020	43,534
Quiksilver, Inc. (a)	1,499,800	20,922
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	1,056,200	31,570
Stride Rite Corp.	836,800	12,343
		108,369
TOTAL CONSUMER DISCRETIONARY		949,839
CONSUMER STAPLES - 0.4%
Food Products - 0.0%
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	2
Personal Products - 0.4%
Sarantis SA (Reg.)	1,708,727	16,576
TOTAL CONSUMER STAPLES		16,578
ENERGY - 1.8%
Energy Equipment & Services - 1.8%
Fred Olsen Energy ASA (a)(d)	300,000	12,943
Hornbeck Offshore Services, Inc. (a)	499,501	18,027
NATCO Group, Inc. Class A (a)	499,600	16,557
Parker Drilling Co. (a)	1,984,900	16,256
Superior Energy Services, Inc. (a)	725,300	22,702
		86,485
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 5.6%
Capital Markets - 0.5%
Acta Holding ASA	4,000,000	$ 18,481
TradeStation Group, Inc. (a)	485,666	7,601
		26,082
Commercial Banks - 2.2%
Center Financial Corp., California	696,844	16,836
East West Bancorp, Inc.	498,705	18,208
Hanmi Financial Corp.	930,993	19,895
SVB Financial Group (a)	480,200	22,099
UCBH Holdings, Inc.	633,094	10,851
Wintrust Financial Corp.	325,737	15,720
		103,609
Insurance - 2.5%
Endurance Specialty Holdings Ltd.	701,300	25,001
IPC Holdings Ltd.	805,752	24,205
Montpelier Re Holdings Ltd.	1,200,000	21,300
Platinum Underwriters Holdings Ltd.	947,800	28,301
United America Indemnity Ltd. Class A (a)	800,133	18,371
		117,178
Real Estate Investment Trusts - 0.4%
Pennsylvania (REIT) (SBI)	436,100	18,796
TOTAL FINANCIALS		265,665
HEALTH CARE - 17.7%
Biotechnology - 1.6%
Alkermes, Inc. (a)	1,129,800	18,981
Monogram Biosciences, Inc. (a)(e)(f)	8,000,353	14,561
Myogen, Inc. (a)	285,094	14,910
Myriad Genetics, Inc. (a)	721,856	19,411
Solexa, Inc. (a)	1,029,365	10,541
		78,404
Health Care Equipment & Supplies - 3.5%
Advanced Medical Optics, Inc. (a)	449,700	18,370
Align Technology, Inc. (a)	1,300,200	18,021
BioLase Technology, Inc. (a)(d)(e)	2,265,449	14,725
Cholestech Corp. (a)(e)	908,488	14,054
DJO, Inc. (a)	477,450	19,208
Home Diagnostics, Inc. (e)	1,193,861	15,210
Imaging Dynamics Co. Ltd. (a)(d)(e)	3,840,800	10,264
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	69,900	$ 2,635
Inverness Medical Innovations, Inc. (a)(f)	26,600	902
Kyphon, Inc. (a)	399,647	15,786
NeuroMetrix, Inc. (a)	42,700	696
Regeneration Technologies, Inc. (a)(e)	2,825,675	18,000
Somanetics Corp. (a)(e)	770,305	16,384
		164,255
Health Care Providers & Services - 2.7%
DaVita, Inc. (a)	351,700	19,565
Healthways, Inc. (a)	1,308,939	55,434
Providence Service Corp. (a)(d)(e)	1,046,358	28,764
ResCare, Inc. (a)	421,000	8,142
United Surgical Partners International, Inc. (a)	616,400	15,299
		127,204
Health Care Technology - 4.7%
Cerner Corp. (a)(d)	2,619,409	126,544
Per-Se Technologies, Inc. (a)(e)	3,010,450	73,696
Phase Forward, Inc. (a)	1,648,669	22,884
		223,124
Life Sciences Tools & Services - 4.4%
Affymetrix, Inc. (a)	892,000	22,746
Charles River Laboratories International, Inc. (a)	374,600	16,078
Covance, Inc. (a)	301,200	17,620
Exelixis, Inc. (a)	1,543,987	14,977
ICON PLC sponsored ADR	831,400	29,831
Kendle International, Inc. (a)	577,582	19,996
PAREXEL International Corp. (a)	551,759	16,332
Pharmaceutical Product Development, Inc.	449,700	14,233
PRA International (a)(e)	1,897,773	55,984
		207,797
Pharmaceuticals - 0.8%
Arpida Ltd. (a)	120,976	2,834
MGI Pharma, Inc. (a)(d)	999,457	19,020
New River Pharmaceuticals, Inc. (a)(f)	349,500	17,776
		39,630
TOTAL HEALTH CARE		840,414
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 12.7%
Aerospace & Defense - 4.0%
AAR Corp. (a)(e)	2,200,000	$ 57,288
Alliant Techsystems, Inc. (a)	300,349	23,190
BE Aerospace, Inc. (a)	1,745,049	44,115
DRS Technologies, Inc.	600,100	26,536
Triumph Group, Inc. (e)	824,415	39,696
		190,825
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A	712,786	19,359
Norbert Dentressangle SA (f)	197,308	16,370
UTI Worldwide, Inc.	626,352	16,191
		51,920
Building Products - 0.3%
Quixote Corp. (e)	782,472	14,390
Commercial Services & Supplies - 2.9%
Clean Harbors, Inc. (a)	511,795	21,900
Datamonitor PLC	2,490,693	19,479
Diamond Management & Technology Consultants, Inc. (a)(e)	1,825,496	19,788
Exponent, Inc. (a)	300	5
Group 4 Securicor PLC (United Kingdom)	4,500,000	15,022
Intermap Technologies Corp. (e)	2,498,900	10,885
Medialink Worldwide, Inc. (a)(d)(e)	602,200	2,469
Navigant Consulting, Inc. (a)	1,771,900	31,558
Team, Inc. (a)(e)	504,500	16,099
		137,205
Electrical Equipment - 3.3%
Belden CDT, Inc.	569,818	20,627
Energy Conversion Devices, Inc. (a)	681,000	25,054
GrafTech International Ltd. (a)	2,499,742	15,123
Q-Cells AG (d)	230,028	9,102
REPower Systems AG (a)	242,821	20,180
SolarWorld AG (d)	329,840	17,741
Ultralife Batteries, Inc. (a)(d)(e)	1,491,360	17,881
Vestas Wind Systems AS (a)	1,150,000	32,394
		158,102
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	400,000	17,880
Machinery - 0.2%
Astec Industries, Inc. (a)	274,870	8,766
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Swift Transportation Co., Inc. (a)	366,042	$ 9,206
Universal Truckload Services, Inc. (a)	526,900	13,710
		22,916
TOTAL INDUSTRIALS		602,004
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 2.1%
Alliance Fiber Optic Products, Inc. (a)	135,089	259
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	172,127	1,263
Comtech Group, Inc. (a)(d)	1,001,002	16,897
Finisar Corp. (a)(d)	6,600,000	22,968
MasTec, Inc. (a)	435,200	4,765
NETGEAR, Inc. (a)	553,367	14,830
Oplink Communications, Inc. (a)(e)	1,502,870	29,757
Sycamore Networks, Inc. (a)	1,944,933	7,293
		98,032
Computers & Peripherals - 1.1%
Hypercom Corp. (a)	2,398,025	15,563
Intermec, Inc. (a)	230,468	5,209
Xyratex Ltd. (a)	1,368,170	28,540
		49,312
Electronic Equipment & Instruments - 8.0%
Arrow Electronics, Inc. (a)	1,682,800	50,232
Avnet, Inc. (a)	1,059,204	25,082
AVX Corp.	655,000	10,323
FLIR Systems, Inc. (a)	669,700	21,390
Ingram Micro, Inc. Class A (a)	4,681,790	96,492
Insight Enterprises, Inc. (a)(e)	2,618,997	56,282
KEMET Corp. (a)	2,911,472	21,399
Metrologic Instruments, Inc. (a)	799,749	14,611
PC Connection, Inc. (a)(d)(e)	1,708,885	18,781
TTM Technologies, Inc. (a)(e)	3,419,840	41,551
Vishay Intertechnology, Inc. (a)	1,689,381	22,790
		378,933
Internet Software & Services - 3.5%
Art Technology Group, Inc. (a)(e)	8,172,795	20,432
CyberSource Corp. (a)(e)	2,124,421	21,775
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digitas, Inc. (a)(e)	4,635,691	$ 48,953
Open Text Corp. (a)	883,770	16,067
United Internet AG	2,100,000	32,272
webMethods, Inc. (a)(e)	3,499,661	26,317
		165,816
IT Services - 4.3%
ALTEN (a)	600,000	20,884
CACI International, Inc. Class A (a)	300,000	17,262
Computershare Ltd.	3,512,300	20,937
Devoteam SA (e)	524,000	17,597
Lionbridge Technologies, Inc. (a)(e)	4,521,560	30,611
Ness Technologies, Inc. (a)(e)	3,491,806	51,609
Safeguard Scientifics, Inc. (a)(e)	8,988,400	21,932
SI International, Inc. (a)(e)	668,137	22,155
		202,987
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	1,048,500	39,078
Semiconductors & Semiconductor Equipment - 6.7%
Atmel Corp. (a)	3,085,941	17,744
Cypress Semiconductor Corp. (a)(d)	1,878,600	31,542
Ersol Solar Energy AG (d)	185,324	11,295
FormFactor, Inc. (a)	420,833	16,067
Kontron AG	1,155,000	16,792
Leadis Technology, Inc. (a)(e)	2,214,398	10,186
LTX Corp. (a)(e)	3,748,777	17,507
MIPS Technologies, Inc. (a)(e)	3,237,783	23,862
ON Semiconductor Corp. (a)	2,555,071	15,893
PDF Solutions, Inc. (a)(e)	2,603,788	36,844
Rudolph Technologies, Inc. (a)(e)	1,820,984	32,159
Silicon On Insulator Technologies SA (SOITEC) (a)	765,636	22,682
SiRF Technology Holdings, Inc. (a)(d)	1,472,197	41,398
STATS ChipPAC Ltd. sponsored ADR (a)	3,750,270	23,627
		317,598
Software - 3.6%
Ansys, Inc. (a)	350,200	16,109
ARINSO International NV	64,512	1,440
Hyperion Solutions Corp. (a)	1,105,572	41,348
Informatica Corp. (a)	1,697,220	21,029
Moldflow Corp. (a)(e)	1,031,479	12,945
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Open Solutions, Inc. (a)	296,694	$ 11,087
Parametric Technology Corp. (a)	1,000,538	19,551
Quality Systems, Inc. (d)	539,708	22,905
VA Software Corp. (a)(e)	6,347,418	25,707
		172,121
TOTAL INFORMATION TECHNOLOGY		1,423,877
MATERIALS - 1.2%
Chemicals - 0.4%
Nippon Parkerizing Co. Ltd.	1,000,000	17,656
Containers & Packaging - 0.3%
Owens-Illinois, Inc.	827,524	13,737
Metals & Mining - 0.5%
Compass Minerals International, Inc.	794,175	24,580
TOTAL MATERIALS		55,973
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC (a)	2,600,000	25,765
TOTAL COMMON STOCKS (Cost $3,562,323)		4,266,600
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
LifeMasters Supported SelfCare, Inc. Series F (a)(f)	461,818	6,230
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (f)	39,076	0
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	43,000	$ 0
TOTAL PREFERRED STOCKS (Cost $11,298)		6,230
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 5.34% (b)	456,829,167	456,829
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	154,867,161	154,867
TOTAL MONEY MARKET FUNDS (Cost $611,696)		611,696
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $13,196)	$ 13,198	13,196
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $4,198,513)		4,897,722
NET OTHER ASSETS - (3.4)%		(159,511)
NET ASSETS - 100%		$ 4,738,211
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,132,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 233
Inverness Medical Innovations, Inc.	8/17/06	$ 805
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (Amounts in thousands)
$13,196,000 due 11/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 7,206
Banc of America Securities LLC	1,858
Barclays Capital, Inc.	4,132
$ 13,196
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,055
Fidelity Securities Lending Cash Central Fund	761
Total	$ 4,816
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AAR Corp.	$ 45,623	$ 10,503	$ -	$ -	$ 57,288
Aladdin Knowledge Systems Ltd.	21,114	-	13,586	-	-
Amerigon, Inc.	11,857	4,249	9	-	18,544
Ansoft Corp.	37,577	-	37,492	-	-
Art Technology Group, Inc.	11,850	9,399	-	-	20,432
Big 5 Sporting Goods Corp.	22,701	-	26,336	215	-
BioLase Technology, Inc.	15,395	15,492	7,986	-	14,725
Blue Coat Systems, Inc.	17,386	-	15,450	-	-
Carriage Services, Inc. Class A	5,559	-	-	-	5,606
Cholestech Corp.	18,884	1,316	8,316	-	14,054
Comsys IT Partners, Inc.	-	16,731	19,533	-	-
CyberSource Corp.	-	21,880	-	-	21,775
Datamonitor PLC	42,125	-	23,910	213	-
Devoteam SA	-	17,445	-	-	17,597
Diamond Management & Technology Consultants, Inc.	-	8,598	-	-	19,788
Digitas, Inc.	36,296	19,720	-	-	48,953
Famous Dave's of America, Inc.	15,478	-	-	-	17,978
Fundtech Ltd.	18,004	-	13,857	-	-
Harris Interactive, Inc.	15,440	837	4,784	-	-
Home Diagnostics, Inc.	-	14,691	-	-	15,210
Imaging Dynamics Co. Ltd.	12,337	5,050	358	-	10,264
Insight Enterprises, Inc.	51,778	-	-	-	56,282
Interface, Inc. Class A	38,329	2,796	21,312	-	-
Intermap Technologies Corp.	-	13,554	-	-	10,885
Jumbo SA	59,193	-	28,807	-	-
Kendle International, Inc.	10,270	42,103	29,937	-	-
Kforce, Inc.	32,516	-	31,512	-	-
Leadis Technology, Inc.	-	9,328	-	-	10,186
Lifetime Brands, Inc.	29,919	-	3,770	118	18,118
Lionbridge Technologies, Inc.	45,727	-	8,014	-	30,611
LTX Corp.	-	18,811	-	-	17,507
Medialink Worldwide, Inc.	2,469	-	-	-	2,469
MIPS Technologies, Inc.	5,977	16,661	-	-	23,862
Moldflow Corp.	11,971	2,160	-	-	12,945
Monogram Biosciences, Inc.	-	27,070	8,880	-	14,561
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neoware, Inc.	$ -	$ 22,731	$ 20,078	$ -	$ -
Ness Technologies, Inc.	42,144	281	-	-	51,609
Oplink Communications, Inc.	28,220	19,186	16,248	-	29,757
PC Connection, Inc.	11,299	-	2,505	-	18,781
PDF Solutions, Inc.	2,294	33,075	-	-	36,844
Per-Se Technologies, Inc.	81,828	2,120	-	-	73,696
Phase Forward, Inc.	45,799	8,140	27,881	-	-
Plato Learning, Inc.	23,670	-	15,920	-	-
PRA International	-	44,307	-	-	55,984
Providence Service Corp.	24,797	6,155	-	-	28,764
Quixote Corp.	17,994	-	1,644	166	14,390
Regeneration Technologies, Inc.	21,984	8,103	7,368	-	18,000
Rudolph Technologies, Inc.	17,503	13,214	-	-	32,159
Safeguard Scientifics, Inc.	23,190	-	-	-	21,932
Salem Communications Corp. Class A	14,760	-	14,051	-	-
SI International, Inc.	22,763	-	-	-	22,155
Somanetics Corp.	7,104	5,428	-	-	16,384
SYNNEX Corp.	30,426	-	29,403	-	-
Team, Inc.	18,724	-	2,773	-	16,099
The Children's Place Retail Stores, Inc.	171,773	-	-	-	195,155
Triumph Group, Inc.	17,846	19,383	-	19	39,696
TTM Technologies, Inc.	61,872	6,452	13,844	-	41,551
Ultralife Batteries, Inc.	-	14,607	-	-	17,881
VA Software Corp.	-	26,344	-	-	25,707
webMethods, Inc.	-	32,524	-	-	26,317
Xyratex Ltd.	56,810	12,993	32,138	-	-
Total	$ 1,378,575	$ 553,437	$ 487,702	$ 731	$ 1,262,501
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.1%
Bermuda	2.7%
Canada	2.4%
Germany	2.4%
Greece	1.7%
France	1.7%
United Kingdom	1.3%
Others (individually less than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $150,613 and repurchase agreements of $13,196) - See accompanying schedule: Unaffiliated issuers (cost $2,500,254)	$ 3,023,525
Fidelity Central Funds (cost $611,696)	611,696
Other affiliated issuers (cost $1,086,563)	1,262,501
Total Investments (cost $4,198,513)		$ 4,897,722
Foreign currency held at value (cost $380)		380
Receivable for investments sold		32,891
Receivable for fund shares sold		2,752
Dividends receivable		126
Interest receivable		1,401
Other receivables		383
Total assets		4,935,655

Liabilities
Payable to custodian bank	$ 24
Payable for investments purchased
Regular delivery	19,718
Delayed delivery	13,576
Payable for fund shares redeemed	5,591
Accrued management fee	2,560
Other affiliated payables	1,020
Other payables and accrued expenses	88
Collateral on securities loaned, at value	154,867
Total liabilities		197,444

Net Assets		$ 4,738,211
Net Assets consist of:
Paid in capital		$ 3,991,245
Accumulated net investment loss		(12,267)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		60,028
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		699,205
Net Assets, for 252,581 shares outstanding		$ 4,738,211
Net Asset Value, offering price and redemption price per share ($4,738,211 ÷ 252,581 shares)		$ 18.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)

Investment Income
Dividends (including $731 received from other affiliated issuers)		$ 5,835
Interest		35
Income from Fidelity Central Funds (including $761 from security lending)		4,816
Total income		10,686

Expenses
Management fee Basic fee	$ 16,733
Performance adjustment	249
Transfer agent fees	5,684
Accounting and security lending fees	530
Custodian fees and expenses	360
Independent trustees' compensation	9
Registration fees	64
Audit	32
Legal	50
Interest	1
Miscellaneous	49
Total expenses before reductions	23,761
Expense reductions	(576)	23,185
Net investment income (loss)		(12,499)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,798
Other affiliated issuers	29,659
Foreign currency transactions	(247)
Total net realized gain (loss)		75,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(326,242)
Assets and liabilities in foreign currencies	29
Total change in net unrealized appreciation (depreciation)		(326,213)
Net gain (loss)		(251,003)
Net increase (decrease) in net assets resulting from operations		$ (263,502)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,499)	$ (10,238)
Net realized gain (loss)	75,210	487,303
Change in net unrealized appreciation (depreciation)	(326,213)	821,467
Net increase (decrease) in net assets resulting from operations	(263,502)	1,298,532
Distributions to shareholders from net realized gain	(313,107)	(290,312)
Share transactions Proceeds from sales of shares	466,938	1,030,821
Reinvestment of distributions	305,468	283,033
Cost of shares redeemed	(617,220)	(1,157,980)
Net increase (decrease) in net assets resulting from share transactions	155,186	155,874
Redemption fees	716	877
Total increase (decrease) in net assets	(420,707)	1,164,971

Net Assets
Beginning of period	5,158,918	3,993,947
End of period (including accumulated net investment loss of $12,267 and undistributed net investment income of $232, respectively)	$ 4,738,211	$ 5,158,918
Other Information Shares
Sold	25,069	54,010
Issued in reinvestment of distributions	16,257	16,025
Redeemed	(34,151)	(63,191)
Net increase (decrease)	7,175	6,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 16.74	$ 17.26	$ 11.86	$ 15.11	$ 13.16
Income from Investment Operations
Net investment income (loss) D	(.05)	(.04)	(.04)	(.05) G	.01	.03
Net realized and unrealized gain (loss)	(.95)	5.58	.84	5.51	(2.98)	1.91
Total from investment operations	(1.00)	5.54	.80	5.46	(2.97)	1.94
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	(1.26)	(1.26)	(1.33)	(.07)	(.31)	-
Total distributions	(1.26)	(1.26)	(1.33)	(.07)	(.31)	(.02)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.03	.03
Net asset value, end of period	$ 18.76	$ 21.02	$ 16.74	$ 17.26	$ 11.86	$ 15.11
Total Return B, C	(4.77)%	34.68%	4.63%	46.15%	(19.78)%	14.98%
Ratios to Average Net Assets E, H
Expenses before reductions	1.02% A	.98%	1.07%	1.13%	1.20%	1.12%
Expenses net of fee waivers, if any	1.02% A	.98%	1.07%	1.13%	1.20%	1.12%
Expenses net of all reductions	.99% A	.93%	1.00%	1.08%	1.10%	1.07%
Net investment income (loss)	(.53)% A	(.23)%	(.23)%	(.34)%	.05%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 4,738	$ 5,159	$ 3,994	$ 3,319	$ 1,413	$ 1,754
Portfolio turnover rate F	120% A	107%	99%	96%	116%	132%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on June 16, 2006, the Fund was closed to most new accounts.

The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 829,387
Unrealized depreciation	(138,423)
Net unrealized appreciation (depreciation)	$ 690,964
Cost for federal income tax purposes	$ 4,206,758

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,745,826 and $3,273,620, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,624	5.45%	$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $475 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's transfer agent expenses by $101.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. In addition, FMR has agreed to reimburse related legal expenses. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Small Cap Stock Fund voted to pay on December 4, 2006, to shareholders of record at the opening of business on December 1, 2006, a distribution of $.26 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Stock Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SLCX-USAN-1206
1.784863.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Actual	$ 1,000.00	$ 1,033.90	$ 4.15
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.12	$ 4.13

* Expenses are equal to the Fund's annualized expense ratio of .81%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	7.2	7.1
Honeywell International, Inc.	4.2	3.9
American International Group, Inc.	3.6	3.4
Johnson & Johnson	2.8	3.5
Bank of America Corp.	2.8	2.9
Google, Inc. Class A (sub. vtg.)	2.4	2.1
JPMorgan Chase & Co.	2.3	3.2
AT&T, Inc.	1.9	0.8
eBay, Inc.	1.6	1.1
UnitedHealth Group, Inc.	1.6	1.4
	30.4
Top Five Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	21.6
Information Technology	17.1	16.5
Health Care	15.6	17.6
Industrials	15.4	14.3
Energy	10.1	10.6
Asset Allocation (% of fund's net assets)
As of October 31, 2006 *		As of April 30, 2006 **
	Stocks 98.4%		Stocks 98.8%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	17.1%	** Foreign investments	15.6%

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Gentex Corp.	123,616	$ 1,967
Distributors - 0.0%
Li & Fung Ltd.	148,000	387
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (a)(d)	207,250	7,660
Hotels, Restaurants & Leisure - 0.4%
Red Robin Gourmet Burgers, Inc. (a)	64,131	3,094
Household Durables - 1.4%
D.R. Horton, Inc.	156,300	3,662
KB Home	44,800	2,013
M.D.C. Holdings, Inc. (d)	42,000	2,094
Standard Pacific Corp.	141,078	3,418
		11,187
Media - 2.0%
Clear Channel Communications, Inc.	238,100	8,298
Time Warner, Inc.	292,800	5,859
Viacom, Inc. Class B (non-vtg.) (a)	40,900	1,592
		15,749
Multiline Retail - 1.4%
Federated Department Stores, Inc.	84,800	3,724
Target Corp.	122,900	7,273
		10,997
Specialty Retail - 3.0%
Best Buy Co., Inc. (d)	81,150	4,484
Chico's FAS, Inc. (a)	119,600	2,862
Home Depot, Inc.	270,400	10,094
Staples, Inc.	232,493	5,996
		23,436
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	22,593	1,201
TOTAL CONSUMER DISCRETIONARY		75,678
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 2.7%
CVS Corp.	180,800	5,674
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	233,680	$ 11,516
Walgreen Co.	99,400	4,342
		21,532
Food Products - 1.6%
Cadbury Schweppes PLC sponsored ADR	39,000	1,583
Nestle SA (Reg.)	27,188	9,287
Wm. Wrigley Jr. Co.	24,800	1,288
		12,158
Household Products - 0.3%
Colgate-Palmolive Co.	40,600	2,597
Personal Products - 0.6%
Avon Products, Inc.	148,500	4,516
TOTAL CONSUMER STAPLES		40,803
ENERGY - 10.1%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	32,400	2,237
Diamond Offshore Drilling, Inc.	31,400	2,174
GlobalSantaFe Corp.	41,700	2,164
Halliburton Co.	290,400	9,394
National Oilwell Varco, Inc. (a)	70,200	4,240
Noble Corp.	55,974	3,924
Schlumberger Ltd. (NY Shares)	182,700	11,525
Smith International, Inc.	89,600	3,537
		39,195
Oil, Gas & Consumable Fuels - 5.2%
ConocoPhillips	172,800	10,409
Exxon Mobil Corp.	40,500	2,893
Forest Oil Corp. (a)	76,700	2,503
Occidental Petroleum Corp.	78,200	3,671
Peabody Energy Corp.	47,700	2,002
Plains Exploration & Production Co. (a)	58,600	2,478
Quicksilver Resources, Inc. (a)	93,600	3,209
Range Resources Corp.	104,450	2,836
Ultra Petroleum Corp. (a)	52,500	2,802
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	113,900	$ 5,960
XTO Energy, Inc.	44,900	2,095
		40,858
TOTAL ENERGY		80,053
FINANCIALS - 20.2%
Capital Markets - 3.0%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	71,400	1,285
Daiwa Securities Group, Inc.	83,000	942
Investors Financial Services Corp.	160,700	6,319
KKR Private Equity Investors, LP	31,200	691
KKR Private Equity Investors, LP Restricted Depository Units (e)	59,500	1,318
Lazard Ltd. Class A	40,200	1,704
State Street Corp.	53,500	3,436
UBS AG (NY Shares)	133,100	7,965
		23,660
Commercial Banks - 2.9%
Erste Bank AG	53,074	3,614
HSBC Holdings PLC sponsored ADR (d)	54,214	5,176
Standard Chartered PLC (United Kingdom)	352,785	9,926
SunTrust Banks, Inc.	9,600	758
Turkiye Garanti Bankasi AS	123,000	452
Wachovia Corp.	63,100	3,502
		23,428
Consumer Finance - 1.2%
American Express Co.	61,630	3,563
Capital One Financial Corp.	47,300	3,752
Nelnet, Inc. Class A (a)	26,100	768
SLM Corp.	24,700	1,202
		9,285
Diversified Financial Services - 5.1%
African Bank Investments Ltd.	121,000	452
Bank of America Corp.	405,600	21,850
JPMorgan Chase & Co.	386,319	18,327
		40,629
Insurance - 7.4%
ACE Ltd.	136,700	7,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	45,700	$ 2,053
American International Group, Inc.	424,912	28,541
Aspen Insurance Holdings Ltd.	90,700	2,251
Endurance Specialty Holdings Ltd.	160,429	5,719
IPC Holdings Ltd.	97,860	2,940
Platinum Underwriters Holdings Ltd.	223,200	6,665
The Chubb Corp.	43,300	2,301
		58,296
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	51,300	1,956
Washington Mutual, Inc.	69,400	2,936
		4,892
TOTAL FINANCIALS		160,190
HEALTH CARE - 15.6%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	131,000	2,583
Amgen, Inc. (a)	86,000	6,528
Celgene Corp. (a)	38,500	2,057
Cephalon, Inc. (a)(d)	61,252	4,299
MannKind Corp. (a)	16,800	340
Vertex Pharmaceuticals, Inc. (a)	39,300	1,596
		17,403
Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc. (a)	22,100	903
Alcon, Inc.	20,500	2,175
Biosite, Inc. (a)	25,540	1,173
C.R. Bard, Inc.	47,300	3,877
Cooper Companies, Inc.	82,000	4,726
Inverness Medical Innovations, Inc. (a)	213,201	8,036
Inverness Medical Innovations, Inc. (a)(f)	4,300	146
NeuroMetrix, Inc. (a)	13,400	218
		21,254
Health Care Providers & Services - 2.0%
Healthways, Inc. (a)	9,700	411
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	37,800	$ 2,268
UnitedHealth Group, Inc.	259,900	12,678
		15,357
Health Care Technology - 0.1%
Cerner Corp. (a)	20,500	990
WebMD Health Corp. Class A (a)	2,954	108
		1,098
Pharmaceuticals - 8.6%
Allergan, Inc.	78,085	9,019
Elan Corp. PLC sponsored ADR (a)	49,400	715
Johnson & Johnson	330,700	22,289
Merck & Co., Inc.	242,128	10,997
Novartis AG sponsored ADR	88,200	5,356
Pfizer, Inc.	91,378	2,435
Roche Holding AG (participation certificate)	29,356	5,137
Teva Pharmaceutical Industries Ltd. sponsored ADR	110,800	3,653
Wyeth	171,100	8,731
		68,332
TOTAL HEALTH CARE		123,444
INDUSTRIALS - 15.4%
Aerospace & Defense - 5.0%
Armor Holdings, Inc. (a)	33,700	1,734
Goodrich Corp.	80,000	3,527
Honeywell International, Inc.	786,100	33,111
L-3 Communications Holdings, Inc.	19,400	1,562
		39,934
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	23,300	973
United Parcel Service, Inc. Class B	101,500	7,648
UTI Worldwide, Inc.	29,200	755
		9,376
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	88,300	3,227
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
SolarWorld AG	11,500	$ 619
Vestas Wind Systems AS (a)	31,600	890
		1,509
Industrial Conglomerates - 8.1%
General Electric Co. (d)	1,632,708	57,322
Siemens AG sponsored ADR	23,100	2,075
Smiths Group PLC	193,900	3,499
Tyco International Ltd.	56,400	1,660
		64,556
Machinery - 0.5%
Illinois Tool Works, Inc.	75,800	3,633
TOTAL INDUSTRIALS		122,235
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.5%
Alcatel SA sponsored ADR	102,200	1,298
CSR PLC (a)	157,600	2,276
Juniper Networks, Inc. (a)	155,400	2,676
Motorola, Inc.	72,300	1,667
Research In Motion Ltd. (a)	34,300	4,030
		11,947
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	69,900	5,667
Dell, Inc. (a)	302,402	7,357
EMC Corp. (a)	638,423	7,821
Hewlett-Packard Co.	34,700	1,344
International Business Machines Corp.	41,500	3,832
NCR Corp. (a)	55,300	2,296
		28,317
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	119,400	4,251
Arrow Electronics, Inc. (a)	23,000	687
Itron, Inc. (a)	16,400	893
Wolfson Microelectronics PLC (a)	136,800	753
		6,584
Internet Software & Services - 4.1%
eBay, Inc. (a)	398,097	12,791
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	38,800	$ 18,484
Yahoo!, Inc. (a)	39,200	1,033
		32,308
IT Services - 1.0%
First Data Corp.	150,100	3,640
Western Union Co. (a)	210,000	4,631
		8,271
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	32,900	1,047
ARM Holdings PLC sponsored ADR	412,100	2,703
Broadcom Corp. Class A (a)	101,287	3,066
Cree, Inc. (a)	65,900	1,449
Cymer, Inc. (a)	30,100	1,395
FormFactor, Inc. (a)	31,500	1,203
Intel Corp.	586,441	12,515
KLA-Tencor Corp.	23,200	1,141
Marvell Technology Group Ltd. (a)	176,700	3,230
Maxim Integrated Products, Inc.	129,100	3,874
National Semiconductor Corp.	104,400	2,536
PMC-Sierra, Inc. (a)	188,300	1,248
		35,407
Software - 1.6%
Autodesk, Inc. (a)	33,700	1,238
Microsoft Corp.	332,402	9,543
Nintendo Co. Ltd.	9,800	2,004
		12,785
TOTAL INFORMATION TECHNOLOGY		135,619
MATERIALS - 1.5%
Chemicals - 0.7%
Celanese Corp. Class A	86,030	1,773
Monsanto Co.	40,751	1,802
Praxair, Inc.	29,300	1,765
		5,340
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.8%
Alcoa, Inc.	80,500	$ 2,327
Mittal Steel Co. NV Class A (NY Shares)	90,500	3,869
		6,196
TOTAL MATERIALS		11,536
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	426,000	14,591
Qwest Communications International, Inc. (a)	379,300	3,273
		17,864
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	96,289	3,468
Sprint Nextel Corp.	158,484	2,962
		6,430
TOTAL TELECOMMUNICATION SERVICES		24,294
UTILITIES - 0.6%
Electric Utilities - 0.3%
Exelon Corp.	31,600	1,959
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	115,500	2,540
TOTAL UTILITIES		4,499
TOTAL COMMON STOCKS (Cost $710,882)		778,351
Money Market Funds - 6.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.34% (b)	11,111,104	$ 11,111
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	42,065,650	42,066
TOTAL MONEY MARKET FUNDS (Cost $53,177)		53,177
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $764,059)		831,528
NET OTHER ASSETS - (5.1)%		(40,265)
NET ASSETS - 100%		$ 791,263
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,603,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	8/17/06	$ 130
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 175
Fidelity Securities Lending Cash Central Fund	83
Total	$ 258
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.9%
Switzerland	3.8%
United Kingdom	3.6%
Bermuda	2.8%
Cayman Islands	1.8%
Netherlands Antilles	1.4%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At April 30, 2006, the fund had a capital loss carryforward of approximately $73,740,000 all of which will expire on April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,086) - See accompanying schedule: Unaffiliated issuers (cost $710,882)	$ 778,351
Fidelity Central Funds (cost $53,177)	53,177
Total Investments (cost $764,059)		$ 831,528
Cash		59
Receivable for investments sold		12,581
Receivable for fund shares sold		1,188
Dividends receivable		313
Interest receivable		40
Other receivables		11
Total assets		845,720

Liabilities
Payable for investments purchased	$ 11,158
Payable for fund shares redeemed	709
Accrued management fee	287
Other affiliated payables	209
Other payables and accrued expenses	28
Collateral on securities loaned, at value	42,066
Total liabilities		54,457

Net Assets		$ 791,263
Net Assets consist of:
Paid in capital		$ 777,610
Undistributed net investment income		2,464
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,469
Net Assets, for 46,330 shares outstanding		$ 791,263
Net Asset Value, offering price and redemption price per share ($791,263 ÷ 46,330 shares)		$ 17.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)

Investment Income
Dividends		$ 5,258
Income from Fidelity Central Funds		258
Total income		5,516

Expenses
Management fee Basic fee	$ 2,066
Performance adjustment	(448)
Transfer agent fees	1,111
Accounting and security lending fees	127
Custodian fees and expenses	54
Independent trustees' compensation	1
Registration fees	15
Audit	25
Legal	8
Miscellaneous	1
Total expenses before reductions	2,960
Expense reductions	(44)	2,916
Net investment income (loss)		2,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $42)	22,439
Foreign currency transactions	(3)
Total net realized gain (loss)		22,436
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $26)		1,082
Net gain (loss)		23,518
Net increase (decrease) in net assets resulting from operations		$ 26,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,600	$ 4,451
Net realized gain (loss)	22,436	79,667
Change in net unrealized appreciation (depreciation)	1,082	43,068
Net increase (decrease) in net assets resulting from operations	26,118	127,186
Distributions to shareholders from net investment income	(1,359)	(4,334)
Share transactions Proceeds from sales of shares	91,397	159,648
Reinvestment of distributions	1,339	4,260
Cost of shares redeemed	(72,927)	(152,056)
Net increase (decrease) in net assets resulting from share transactions	19,809	11,852
Total increase (decrease) in net assets	44,568	134,704

Net Assets
Beginning of period	746,695	611,991
End of period (including undistributed net investment income of $2,464 and undistributed net investment income of $1,223, respectively)	$ 791,263	$ 746,695
Other Information Shares
Sold	5,660	10,191
Issued in reinvestment of distributions	83	282
Redeemed	(4,544)	(9,952)
Net increase (decrease)	1,199	521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 13.72	$ 13.69	$ 11.61	$ 13.79	$ 16.51
Income from Investment Operations
Net investment income (loss) D	.06	.10	.13 G	.07	.07	.05
Net realized and unrealized gain (loss)	.50	2.83	.04	2.08	(2.19)	(2.73)
Total from investment operations	.56	2.93	.17	2.15	(2.12)	(2.68)
Distributions from net investment income	(.03)	(.10)	(.14)	(.07)	(.06)	(.04)
Net asset value, end of period	$ 17.08	$ 16.55	$ 13.72	$ 13.69	$ 11.61	$ 13.79
Total Return B, C	3.39%	21.43%	1.21%	18.55%	(15.39)%	(16.25)%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.78%	.78%	.78%	.83%	.91%
Expenses net of fee waivers, if any	.81% A	.78%	.78%	.78%	.83%	.91%
Expenses net of all reductions	.80% A	.73%	.75%	.76%	.78%	.87%
Net investment income (loss)	.71% A	.67%	.94% G	.53%	.59%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 791	$ 747	$ 612	$ 708	$ 599	$ 623
Portfolio turnover rate F	83% A	154%	55%	62%	86%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 89,868
Unrealized depreciation	(27,305)
Net unrealized appreciation (depreciation)	$ 62,563
Cost for federal income tax purposes	$ 768,965

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $320,296 and $303,442, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by FIMM, an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3 and $24, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. In addition, FMR has agreed to reimburse related legal expenses. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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(such as changing name, address, bank, etc.)

Fidelity Investments
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Selling shares

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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
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73-575 El Paseo
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251 University Avenue
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123 South Lake Avenue
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16995 Bernardo Ctr. Drive
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1220 Roseville Parkway
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1740 Arden Way
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7676 Hazard Center Drive
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8 Montgomery Street
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3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
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21701 Hawthorne Boulevard
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2001 North Main Street
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6300 Canoga Avenue
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Colorado

1625 Broadway
Denver, CO

9185 Westview Road
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Connecticut

48 West Putnam Avenue
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265 Church Street
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300 Atlantic Street
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29 South Main Street
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Delaware

400 Delaware Avenue
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Florida

4400 N. Federal Highway
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121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
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3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

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Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Actual	$ 1,000.00	$ 980.40	$ 4.04
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.12	$ 4.13

* Expenses are equal to the Fund's annualized expense ratio of .81%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Communications International, Inc.	4.2	3.2
NCR Corp.	2.1	1.9
Comverse Technology, Inc.	2.1	2.0
Omnicare, Inc.	1.8	1.0
St. Jude Medical, Inc.	1.8	2.0
Royal Caribbean Cruises Ltd.	1.5	2.0
Humana, Inc.	1.4	1.0
Whirlpool Corp.	1.4	0.7
Microchip Technology, Inc.	1.4	1.6
Valero Energy Corp.	1.3	1.5
	19.0
Top Five Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.5	25.2
Industrials	12.9	11.7
Health Care	12.8	12.5
Consumer Discretionary	12.1	16.4
Energy	10.8	12.4
Asset Allocation (% of fund's net assets)
As of October 31, 2006*		As of April 30, 2006**
	Stocks 96.5%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	15.1%	** Foreign investments	14.2%

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
Visteon Corp. (a)(e)	7,000,000	$ 51,660
Automobiles - 0.2%
Ford Motor Co.	3,000,000	24,840
Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp.	1,000,000	39,470
Gaylord Entertainment Co. (a)	1,339,807	62,355
Morgans Hotel Group Co. (e)	3,350,000	43,550
Penn National Gaming, Inc. (a)	2,000,000	73,140
Royal Caribbean Cruises Ltd.	4,584,900	185,688
Starbucks Corp. (a)	1,500,000	56,625
		460,828
Household Durables - 2.1%
Champion Enterprises, Inc. (a)	110,000	1,019
Harman International Industries, Inc.	105,223	10,770
LG Electronics, Inc.	1,200,030	72,594
Technical Olympic USA, Inc. (d)	200,000	2,220
Whirlpool Corp. (d)	2,000,000	173,860
		260,463
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)(d)(e)	1,738,800	66,440
GSI Commerce, Inc. (a)(e)	4,444,519	80,135
		146,575
Media - 0.6%
Lamar Advertising Co. Class A (a)	1,250,000	72,100
Multiline Retail - 0.8%
Federated Department Stores, Inc.	2,308,200	101,353
Specialty Retail - 3.1%
Aeropostale, Inc. (a)(d)	2,319,300	67,979
Circuit City Stores, Inc.	5,000,000	134,900
Eddie Bauer Holdings, Inc. (a)	1,424,900	10,544
Gamestop Corp. Class A (a)	1,402,467	71,610
Staples, Inc.	4,000,000	103,160
		388,193
TOTAL CONSUMER DISCRETIONARY		1,506,012
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 2.1%
Beverages - 0.0%
Anheuser-Busch Companies, Inc.	100,000	$ 4,742
Food & Staples Retailing - 1.4%
CVS Corp.	4,000,000	125,520
Rite Aid Corp.	11,000,000	51,480
		177,000
Food Products - 0.3%
Hain Celestial Group, Inc. (a)	1,000,000	28,230
Smithfield Foods, Inc. (a)	200,000	5,376
		33,606
Personal Products - 0.4%
Avon Products, Inc.	1,697,100	51,609
TOTAL CONSUMER STAPLES		266,957
ENERGY - 10.8%
Energy Equipment & Services - 5.1%
BJ Services Co.	1,500,000	45,240
GlobalSantaFe Corp.	1,000,000	51,900
Halliburton Co.	3,300,000	106,755
National Oilwell Varco, Inc. (a)	1,551,250	93,696
Noble Corp.	1,400,000	98,140
Pride International, Inc. (a)	2,801,137	77,339
Transocean, Inc. (a)	1,000,000	72,540
Weatherford International Ltd. (a)	2,200,000	90,376
		635,986
Oil, Gas & Consumable Fuels - 5.7%
Arch Coal, Inc.	1,400,000	48,482
Cameco Corp.	1,500,000	52,777
EOG Resources, Inc.	1,500,000	99,795
Hess Corp.	2,100,000	89,040
Massey Energy Co. (d)	2,756,800	69,609
Peabody Energy Corp.	3,000,000	125,910
Ultra Petroleum Corp. (a)	1,215,447	64,868
USEC, Inc.	70,000	781
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	3,000,000	$ 156,990
Western Refining, Inc.	153,362	3,613
		711,865
TOTAL ENERGY		1,347,851
FINANCIALS - 5.9%
Capital Markets - 1.9%
E*TRADE Financial Corp. (a)	5,916,000	137,724
TD Ameritrade Holding Corp.	6,000,000	98,820
		236,544
Commercial Banks - 0.8%
SVB Financial Group (a)	927,018	42,661
Wintrust Financial Corp. (e)	1,290,000	62,255
		104,916
Insurance - 1.8%
AFLAC, Inc.	1,500,000	67,380
Axis Capital Holdings Ltd.	2,430,200	79,832
W.R. Berkley Corp.	1,000,000	36,860
Willis Group Holdings Ltd.	1,000,000	38,030
		222,102
Real Estate Management & Development - 0.6%
Move, Inc. (e)	15,000,000	71,700
Thrifts & Mortgage Finance - 0.8%
Hudson City Bancorp, Inc.	4,000,000	54,920
Sovereign Bancorp, Inc. (d)	2,100,000	50,106
		105,026
TOTAL FINANCIALS		740,288
HEALTH CARE - 12.8%
Biotechnology - 2.0%
Celgene Corp. (a)	1,750,000	93,520
Genentech, Inc. (a)	850,000	70,805
MedImmune, Inc. (a)	2,173,600	69,642
Novacea, Inc. (e)	1,747,843	12,060
OXiGENE, Inc. (a)(d)(e)	2,000,000	7,900
		253,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Advanced Medical Optics, Inc. (a)	864,600	$ 35,319
C.R. Bard, Inc.	750,000	61,470
Mentor Corp.	1,388,400	64,977
St. Jude Medical, Inc. (a)	6,500,000	223,275
Thoratec Corp. (a)	1,576,929	24,837
		409,878
Health Care Providers & Services - 4.7%
Healthspring, Inc. (e)	3,488,300	70,254
Humana, Inc. (a)	3,000,000	180,000
Medco Health Solutions, Inc. (a)	1,000,000	53,500
Omnicare, Inc. (d)(e)	6,104,202	231,227
United Surgical Partners International, Inc. (a)(e)	2,365,633	58,715
		593,696
Health Care Technology - 0.8%
IMS Health, Inc.	3,517,600	97,965
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)	1,000,000	58,500
Invitrogen Corp. (a)	625,595	36,291
		94,791
Pharmaceuticals - 1.2%
Allergan, Inc.	855,000	98,753
Sepracor, Inc. (a)	1,000,000	51,760
		150,513
TOTAL HEALTH CARE		1,600,770
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.5%
Hexcel Corp. (a)	2,750,000	44,523
L-3 Communications Holdings, Inc.	1,000,000	80,520
Precision Castparts Corp.	1,500,000	102,090
Rockwell Collins, Inc.	1,500,000	87,120
		314,253
Airlines - 0.0%
AirTran Holdings, Inc. (a)	301,800	3,009
Commercial Services & Supplies - 3.9%
Allied Waste Industries, Inc. (d)	7,500,000	91,125
American Reprographics Co. (a)	2,000,000	71,000
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CDI Corp. (e)	2,000,324	$ 47,288
Cintas Corp.	2,500,000	103,500
CoStar Group, Inc. (a)	801,628	37,957
Knoll, Inc.	2,232,013	44,194
Waste Management, Inc.	2,569,900	96,320
		491,384
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	3,751,000	92,125
Fluor Corp.	900,010	70,588
Quanta Services, Inc. (a)	3,000,000	54,900
		217,613
Electrical Equipment - 0.6%
Evergreen Solar, Inc. (a)(d)	2,000,000	17,400
Rockwell Automation, Inc.	850,000	52,700
		70,100
Machinery - 1.2%
CNH Global NV	506,300	13,508
Deere & Co.	750,000	63,848
Manitowoc Co., Inc.	1,250,000	68,600
		145,956
Marine - 0.6%
American Commercial Lines, Inc.	500,000	32,075
Kirby Corp. (a)	1,232,700	43,181
		75,256
Road & Rail - 2.3%
Burlington Northern Santa Fe Corp.	1,500,000	116,295
Landstar System, Inc.	1,500,000	69,660
Norfolk Southern Corp.	2,000,000	105,140
		291,095
TOTAL INDUSTRIALS		1,608,666
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 5.0%
Alcatel SA sponsored ADR (d)	8,000,000	101,600
Ciena Corp. (a)	2,857,142	67,171
Comverse Technology, Inc. (a)(e)	11,900,000	259,063
Juniper Networks, Inc. (a)	5,000,000	86,100
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
MasTec, Inc. (a)(e)	5,441,300	$ 59,582
Motorola, Inc.	2,000,000	46,120
		619,636
Computers & Peripherals - 2.1%
NCR Corp. (a)	6,250,000	259,500
Electronic Equipment & Instruments - 5.1%
Agilent Technologies, Inc. (a)	1,000,000	35,600
Amphenol Corp. Class A	2,000,000	135,800
Arrow Electronics, Inc. (a)	2,000,000	59,700
Benchmark Electronics, Inc. (a)	3,000,000	79,650
Celestica, Inc. (sub. vtg.) (a)	5,000,000	49,080
Flextronics International Ltd. (a)	12,000,000	139,200
Solectron Corp. (a)	42,500,000	141,950
		640,980
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (a)	1,500,000	70,290
Art Technology Group, Inc. (a)	1,000,000	2,500
		72,790
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	75,280
Telvent GIT SA (a)(e)	2,773,900	37,392
		112,672
Office Electronics - 0.5%
Xerox Corp. (a)	4,000,000	68,000
Semiconductors & Semiconductor Equipment - 6.5%
Axcelis Technologies, Inc. (a)	675,000	4,658
Broadcom Corp. Class A (a)	165,000	4,995
FormFactor, Inc. (a)	1,300,000	49,634
Freescale Semiconductor, Inc. Class B (a)	3,500,000	137,655
Integrated Device Technology, Inc. (a)	110,200	1,747
Intel Corp.	350,000	7,469
Marvell Technology Group Ltd. (a)	1,987,800	36,337
MEMC Electronic Materials, Inc. (a)	2,500,000	88,750
Microchip Technology, Inc. (d)	5,250,000	172,883
ON Semiconductor Corp. (a)	7,179,450	44,656
PMC-Sierra, Inc. (a)	8,507,005	56,401
Qimonda AG Sponsored ADR	4,000,000	55,800
Renewable Energy Corp. AS (d)	3,524,500	58,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	100,000	$ 64,845
Silicon Laboratories, Inc. (a)	796,853	26,001
United Microelectronics Corp. sponsored ADR (d)	1,500,000	4,545
		814,879
Software - 1.8%
Amdocs Ltd. (a)	1,155,000	44,768
BEA Systems, Inc. (a)	3,000,000	48,810
Citrix Systems, Inc. (a)	2,000,000	59,060
Microsoft Corp.	75,000	2,153
TIBCO Software, Inc. (a)	7,000,000	64,750
		219,541
TOTAL INFORMATION TECHNOLOGY		2,807,998
MATERIALS - 8.5%
Chemicals - 4.5%
Agrium, Inc.	4,000,000	111,557
Air Products & Chemicals, Inc.	500,000	34,835
Chemtura Corp.	3,500,000	30,030
Cytec Industries, Inc.	1,250,000	69,238
Monsanto Co.	3,000,000	132,660
Nitto Denko Corp.	110,000	6,273
Potash Corp. of Saskatchewan, Inc.	1,000,000	124,900
Tokuyama Corp.	4,000,000	50,342
		559,835
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	750,000	66,000
Metals & Mining - 3.5%
Commercial Metals Co.	1,773,700	47,198
Gold Fields Ltd. sponsored ADR	5,000,000	83,800
Mittal Steel Co. NV Class A (NY Shares)	2,500,000	106,875
Novelis, Inc.	2,000,000	50,238
Oregon Steel Mills, Inc. (a)	605,665	32,948
Titanium Metals Corp. (a)	2,000,000	58,960
United States Steel Corp.	750,000	50,700
		430,719
TOTAL MATERIALS		1,056,554
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 7.8%
AT&T, Inc.	4,000,000	$ 137,000
Broadwing Corp. (a)(e)	6,000,000	89,880
Cincinnati Bell, Inc.	7,712,800	36,173
Global Crossing Ltd. (a)	1,606,882	39,497
Qwest Communications International, Inc. (a)	60,000,000	517,799
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	7,500,000	149,550
		969,899
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	1,000,000	65,030
TOTAL TELECOMMUNICATION SERVICES		1,034,929
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	3,500,000	76,965
TOTAL COMMON STOCKS (Cost $9,701,561)		12,046,990
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 5.34% (b)	420,261,021	420,261
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	259,966,550	259,967
TOTAL MONEY MARKET FUNDS (Cost $680,228)		680,228
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $10,381,789)		12,727,218
NET OTHER ASSETS - (2.0)%		(246,167)
NET ASSETS - 100%		$ 12,481,051
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,674
Fidelity Securities Lending Cash Central Fund	1,020
Total	$ 5,694
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 89,059	$ -	$ 16,594	$ -	$ -
Benchmark Electronics, Inc.	92,138	-	9,091	-	-
Blue Nile, Inc.	60,197	264	-	-	66,440
Broadwing Corp.	-	76,903	-	-	89,880
CDI Corp.	31,749	23,981	-	352	47,288
Comverse Technology, Inc.	252,698	15,330	-	-	259,063
FileNET Corp.	48,660	33,170	105,733	-	-
GSI Commerce, Inc.	72,488	3,971	-	-	80,135
Healthspring, Inc.	59,301	-	-	-	70,254
Homestore, Inc.	92,100	-	-	-	-
MasTec, Inc.	36,990	27,310	-	-	59,582
Morgans Hotel Group Co.	41,669	16,121	-	-	43,550
Move, Inc.	-	-	-	-	71,700
Novacea, Inc.	-	11,375	22	-	12,060
Omnicare, Inc.	127,598	169,446	-	186	231,227
OXiGENE, Inc.	8,640	-	-	-	7,900
Telvent GIT SA	38,835	-	-	-	37,392
United Surgical Partners International, Inc.	-	61,412	-	-	58,715
Visteon Corp.	44,100	-	3,530	-	51,660
Wintrust Financial Corp.	61,591	4,996	-	175	62,255
Total	$ 1,157,813	$ 444,279	$ 134,970	$ 713	$ 1,249,101
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.9%
Canada	3.6%
Netherlands	1.6%
Bermuda	1.5%
Liberia	1.5%
Cayman Islands	1.2%
Singapore	1.1%
Korea (South)	1.1%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $248,392) - See accompanying schedule: Unaffiliated issuers (cost $8,396,972)	$ 10,648,339
Fidelity Central Funds (cost $680,228)	680,228
Other affiliated issuers (cost $1,304,589)	1,398,651
Total Investments (cost $10,381,789)		$ 12,727,218
Receivable for investments sold		109,022
Receivable for fund shares sold		12,442
Dividends receivable		2,635
Interest receivable		1,454
Other receivables		316
Total assets		12,853,087

Liabilities
Payable for investments purchased	$ 92,792
Payable for fund shares redeemed	10,790
Accrued management fee	5,789
Other affiliated payables	2,610
Other payables and accrued expenses	88
Collateral on securities loaned, at value	259,967
Total liabilities		372,036

Net Assets		$ 12,481,051
Net Assets consist of:
Paid in capital		$ 9,815,906
Accumulated net investment loss		(13,940)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		333,654
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,345,431
Net Assets, for 427,436 shares outstanding		$ 12,481,051
Net Asset Value, offering price and redemption price per share ($12,481,051 ÷ 427,436 shares)		$ 29.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)

Investment Income
Dividends (including $713 received from other affiliated issuers)		$ 27,974
Interest		174
Income from Fidelity Central Funds		5,694
Total income		33,842

Expenses
Management fee Basic fee	$ 33,734
Performance adjustment	(1,126)
Transfer agent fees	14,250
Accounting and security lending fees	682
Custodian fees and expenses	176
Independent trustees' compensation	23
Depreciation in deferred trustee compensation account	(3)
Registration fees	149
Audit	47
Legal	121
Interest	1
Miscellaneous	38
Total expenses before reductions	48,092
Expense reductions	(416)	47,676
Net investment income (loss)		(13,834)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	321,327
Other affiliated issuers	21,659
Foreign currency transactions	137
Total net realized gain (loss)		343,123
Change in net unrealized appreciation (depreciation) on: Investment securities	(580,209)
Assets and liabilities in foreign currencies	(33)
Total change in net unrealized appreciation (depreciation)		(580,242)
Net gain (loss)		(237,119)
Net increase (decrease) in net assets resulting from operations		$ (250,953)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,834)	$ (3,132)
Net realized gain (loss)	343,123	679,739
Change in net unrealized appreciation (depreciation)	(580,242)	2,868,432
Net increase (decrease) in net assets resulting from operations	(250,953)	3,545,039
Distributions to shareholders from net investment income	-	(14,639)
Distributions to shareholders from net realized gain	(261,881)	(218,717)
Total distributions	(261,881)	(233,356)
Share transactions Proceeds from sales of shares	1,402,713	3,077,335
Reinvestment of distributions	257,149	229,258
Cost of shares redeemed	(1,319,356)	(1,907,242)
Net increase (decrease) in net assets resulting from share transactions	340,506	1,399,351
Redemption fees	168	181
Total increase (decrease) in net assets	(172,160)	4,711,215

Net Assets
Beginning of period	12,653,211	7,941,996
End of period (including accumulated net investment loss of $13,940 and accumulated net investment loss of $106, respectively)	$ 12,481,051	$ 12,653,211
Other Information Shares
Sold	49,463	112,062
Issued in reinvestment of distributions	8,852	8,722
Redeemed	(46,709)	(73,167)
Net increase (decrease)	11,606	47,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 30.43	$ 21.57	$ 21.07	$ 16.80	$ 21.42	$ 24.14
Income from Investment Operations
Net investment income (loss) D	(.03)	(.01) G	.05 H	.07	.13	.18
Net realized and unrealized gain (loss)	(.57)	9.51	.52	4.29	(4.66)	(2.74)
Total from investment operations	(.60)	9.50	.57	4.36	(4.53)	(2.56)
Distributions from net investment income	-	(.04)	(.07)	(.09)	(.09)	(.16)
Distributions from net realized gain	(.63)	(.60)	-	-	-	-
Total distributions	(.63)	(.64)	(.07)	(.09)	(.09)	(.16)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 29.20	$ 30.43	$ 21.57	$ 21.07	$ 16.80	$ 21.42
Total Return B, C	(1.96)%	44.52%	2.69%	25.99%	(21.17)%	(10.67)%
Ratios to Average Net Assets E, I
Expenses before reductions	.81% A	.72%	.71%	.70%	.74%	.94%
Expenses net of fee waivers, if any	.81% A	.72%	.71%	.70%	.74%	.94%
Expenses net of all reductions	.80% A	.69%	.62%	.65%	.66%	.87%
Net investment income (loss)	(.23)% A	(.03)% G	.22% H	.34%	.75%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 12,481	$ 12,653	$ 7,942	$ 8,213	$ 5,507	$ 6,728
Portfolio turnover rate F	45% A	74%	186%	137%	120%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the these special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

H Investment income per share reflects a dividend which amounted to $.01 per share and an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding these dividends, the ratio of net investments would have been .08%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,784,487
Unrealized depreciation	(441,118)
Net unrealized appreciation (depreciation)	$ 2,343,369
Cost for federal income tax purposes	$ 10,383,849

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,643,086 and $2,831,683, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. FIMM, an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,728	5.12%	$ 1

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,020.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1 and $383, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. In addition, FMR has agreed to reimburse related legal expenses. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay on December 4, 2006, to shareholders of record at the opening of business on December 1, 2006, a distribution of $.71 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MCS-USAN-1206
1.784862.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Retirement

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Actual	$ 1,000.00	$ 965.80	$ 5.20
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.91	$ 5.35

* Expenses are equal to the Fund's annualized expense ratio of 1.05%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicare, Inc.	6.3	5.5
Domino's Pizza, Inc.	5.5	0.9
Max Re Capital Ltd.	5.0	1.8
Chemed Corp.	4.8	1.8
Dollar Financial Corp.	4.4	1.2
Lifetime Brands, Inc.	4.2	5.9
IPC Holdings Ltd.	4.1	0.0
j2 Global Communications, Inc.	3.6	2.6
Aspen Insurance Holdings Ltd.	3.2	1.3
Columbus McKinnon Corp. (NY Shares)	3.0	0.0
	44.1
Top Five Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	16.3
Health Care	19.8	15.4
Consumer Discretionary	18.1	20.7
Industrials	11.8	15.8
Energy	8.1	8.6
Asset Allocation (% of fund's net assets)
As of October 31, 2006*		As of April 30, 2006**
	Stocks 98.2%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	13.7%	** Foreign investments	6.0%

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.1%
Diversified Consumer Services - 2.4%
Jackson Hewitt Tax Service, Inc.	163,600	$ 5,660,560
Hotels, Restaurants & Leisure - 5.5%
Domino's Pizza, Inc.	483,800	13,149,684
Household Durables - 4.2%
Lifetime Brands, Inc.	498,591	10,216,130
Media - 1.0%
Harte-Hanks, Inc.	96,700	2,441,675
Specialty Retail - 2.5%
Genesco, Inc.	153,600	5,770,752
Lithia Motors, Inc. Class A (sub. vtg.)	12,000	306,000
		6,076,752
Textiles, Apparel & Luxury Goods - 2.5%
Timberland Co. Class A (a)	205,300	5,922,905
TOTAL CONSUMER DISCRETIONARY		43,467,706
ENERGY - 8.1%
Energy Equipment & Services - 2.0%
Carbo Ceramics, Inc.	146,000	4,920,200
Oil, Gas & Consumable Fuels - 6.1%
Foundation Coal Holdings, Inc.	170,800	6,270,068
Goodrich Petroleum Corp.	82,900	2,836,009
Mariner Energy, Inc. (a)	279,530	5,540,285
		14,646,362
TOTAL ENERGY		19,566,562
FINANCIALS - 23.8%
Consumer Finance - 4.4%
Dollar Financial Corp. (a)	453,400	10,527,948
Diversified Financial Services - 0.6%
Marlin Business Services Corp. (a)	66,819	1,544,187
Insurance - 15.3%
Aspen Insurance Holdings Ltd.	310,400	7,704,128
Hilb Rogal & Hobbs Co.	97,500	3,892,200
IPC Holdings Ltd.	329,900	9,910,196
Max Re Capital Ltd.	509,600	11,863,488
Montpelier Re Holdings Ltd.	190,000	3,372,500
		36,742,512
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.5%
Farmer Mac Class C (non-vtg.)	224,200	$ 5,896,460
Washington Federal, Inc.	105,200	2,444,848
		8,341,308
TOTAL FINANCIALS		57,155,955
HEALTH CARE - 19.8%
Health Care Equipment & Supplies - 0.8%
DexCom, Inc. (a)	208,652	1,836,138
Health Care Providers & Services - 19.0%
Amedisys, Inc. (a)	178,800	7,253,916
Chemed Corp.	324,136	11,503,587
Emergency Medical Services Corp. Class A	87,600	1,594,320
Odyssey Healthcare, Inc. (a)	45,534	603,326
Omnicare, Inc.	402,004	15,227,910
Providence Service Corp. (a)	171,300	4,709,037
VistaCare, Inc. Class A (a)	378,112	4,730,181
		45,622,277
TOTAL HEALTH CARE		47,458,415
INDUSTRIALS - 11.8%
Commercial Services & Supplies - 2.2%
Copart, Inc. (a)	84,000	2,430,120
Navigant Consulting, Inc. (a)	159,100	2,833,571
		5,263,691
Construction & Engineering - 0.8%
URS Corp. (a)	49,300	1,992,213
Electrical Equipment - 1.3%
EnerSys (a)	174,400	3,074,672
Machinery - 3.0%
Columbus McKinnon Corp. (NY Shares) (a)	332,700	7,322,727
Road & Rail - 1.8%
Heartland Express, Inc.	263,733	4,306,760
Trading Companies & Distributors - 2.7%
UAP Holding Corp.	257,122	6,435,764
TOTAL INDUSTRIALS		28,395,827
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 6.6%
Internet Software & Services - 3.6%
j2 Global Communications, Inc. (a)	313,600	$ 8,605,184
IT Services - 1.0%
CACI International, Inc. Class A (a)	42,000	2,416,680
Office Electronics - 2.0%
Zebra Technologies Corp. Class A (a)	130,900	4,878,643
TOTAL INFORMATION TECHNOLOGY		15,900,507
MATERIALS - 7.4%
Construction Materials - 0.4%
Eagle Materials, Inc.	29,200	1,071,640
Metals & Mining - 7.0%
Carpenter Technology Corp.	65,700	7,029,243
Compass Minerals International, Inc.	231,800	7,174,210
Oregon Steel Mills, Inc. (a)	47,600	2,589,440
		16,792,893
TOTAL MATERIALS		17,864,533
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
Cogent Communications Group, Inc. (a)	435,000	6,159,600
TOTAL COMMON STOCKS (Cost $217,263,664)		235,969,105
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.34% (b) (Cost $2,785,014)	2,785,014	2,785,014
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $220,048,678)		238,754,119
NET OTHER ASSETS - 0.7%		1,607,518
NET ASSETS - 100%		$ 240,361,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 87,090
Fidelity Securities Lending Cash Central Fund	30,496
Total	$ 117,586
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.3%
Bermuda	13.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $217,263,664)	$ 235,969,105
Fidelity Central Funds (cost $2,785,014)	2,785,014
Total Investments (cost $220,048,678)		$ 238,754,119
Cash		1
Receivable for investments sold		6,033,237
Receivable for fund shares sold		261,600
Dividends receivable		32,453
Interest receivable		7,040
Other receivables		3,056
Total assets		245,091,506

Liabilities
Payable for investments purchased	$ 4,207,032
Payable for fund shares redeemed	292,395
Accrued management fee	129,047
Other affiliated payables	75,536
Other payables and accrued expenses	25,859
Total liabilities		4,729,869

Net Assets		$ 240,361,637
Net Assets consist of:
Paid in capital		$ 226,352,348
Accumulated net investment loss		(188,167)
Accumulated undistributed net realized gain (loss) on investments		(4,507,985)
Net unrealized appreciation (depreciation) on investments		18,705,441
Net Assets, for 15,405,792 shares outstanding		$ 240,361,637
Net Asset Value, offering price and redemption price per share ($240,361,637 ÷ 15,405,792 shares)		$ 15.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2006 (Unaudited)

Investment Income
Dividends		$ 905,009
Interest		2,710
Income from Fidelity Central Funds		117,586
Total income		1,025,305

Expenses
Management fee Basic fee	$ 840,877
Performance adjustment	(98,553)
Transfer agent fees	407,193
Accounting and security lending fees	47,143
Custodian fees and expenses	5,873
Independent trustees' compensation	441
Registration fees	22,710
Audit	22,053
Legal	4,694
Miscellaneous	6,425
Total expenses before reductions	1,258,856
Expense reductions	(45,384)	1,213,472
Net investment income (loss)		(188,167)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,136,662)
Change in net unrealized appreciation (depreciation) on investment securities		(4,184,272)
Net gain (loss)		(8,320,934)
Net increase (decrease) in net assets resulting from operations		$ (8,509,101)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (188,167)	$ (555,050)
Net realized gain (loss)	(4,136,662)	31,975,429
Change in net unrealized appreciation (depreciation)	(4,184,272)	17,265,780
Net increase (decrease) in net assets resulting from operations	(8,509,101)	48,686,159
Distributions to shareholders from net investment income	-	(388,846)
Distributions to shareholders from net realized gain	(24,837,113)	(9,665,347)
Total distributions	(24,837,113)	(10,054,193)
Share transactions Proceeds from sales of shares	38,836,549	106,525,067
Reinvestment of distributions	24,825,057	10,047,771
Cost of shares redeemed	(37,031,650)	(49,085,946)
Net increase (decrease) in net assets resulting from share transactions	26,629,956	67,486,892
Redemption fees	37,521	78,596
Total increase (decrease) in net assets	(6,678,737)	106,197,454

Net Assets
Beginning of period	247,040,374	140,842,920
End of period (including accumulated net investment loss of $188,167 and undistributed net investment income of $0, respectively)	$ 240,361,637	$ 247,040,374
Other Information Shares
Sold	2,501,435	6,422,447
Issued in reinvestment of distributions	1,603,686	639,694
Redeemed	(2,406,670)	(2,970,577)
Net increase (decrease)	1,698,451	4,091,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.02	$ 14.65	$ 14.18	$ 10.36	$ 13.95	$ 11.41
Income from Investment Operations
Net investment income (loss) D	(.01)	(.05)	.04 G	(.08)	(.05)	(.06)
Net realized and unrealized gain (loss)	(.62)	4.35	.42	3.90	(3.26)	2.63
Total from investment operations	(.63)	4.30	.46	3.82	(3.31)	2.57
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	(1.79)	(.90)	-	-	(.29)	(.06)
Total distributions	(1.79)	(.94)	-	-	(.29)	(.06)
Redemption fees added to paid in capital D	- I	.01	.01	- I	.01	.03
Net asset value, end of period	$ 15.60	$ 18.02	$ 14.65	$ 14.18	$ 10.36	$ 13.95
Total Return B, C	(3.42)%	30.51%	3.31%	36.87%	(24.06)%	22.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07% A	1.06%	1.16%	1.45%	1.71%	1.91%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.03% A	.99%	1.00%	.99%	.86%	.92%
Net investment income (loss)	(.16)% A	(.29)%	.29% G	(.63)%	(.49)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 240,362	$ 247,040	$ 140,843	$ 91,777	$ 51,469	$ 57,579
Portfolio turnover rate F	124% A	191%	94%	151%	242%	338%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.11 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.49)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Retirement Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,759,189
Unrealized depreciation	(9,376,075)
Net unrealized appreciation (depreciation)	$ 18,383,114
Cost for federal income tax purposes	$ 220,371,005

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $147,519,449 and $144,242,478, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .35% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,599 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $302 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $30,496.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.05% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $24,692.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,970 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1,318 and $10,404, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. In addition, FMR has agreed to reimburse related legal expenses. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Retirement Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Retirement Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 13% means that 87% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Retirement Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-USAN-1206
1.784865.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 22, 2006